Schedule of Investments

May 31, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–112.15%(a)
Alabama–3.79%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$ 8,750	$ 7,368,069

Black Belt Energy Gas District (The);
Series 2022 F, RB(b)	5.50%	12/01/2028	4,000	4,241,547

Series 2023 A, RB(b)	5.25%	10/01/2030	10,000	10,585,610

Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(c)	5.75%	10/01/2049	8,500	8,607,047

Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village);
Series 2007, RB (Acquired 03/25/2020; Cost $945,200)(d)(e)	5.50%	01/01/2028	1,390	834,000

Series 2007, RB (Acquired 04/27/2007-03/25/2019; Cost $18,675,698)(d)(e)	5.50%	01/01/2043	21,290	12,774,000

Series 2008 A, RB (Acquired 06/30/2008-11/12/2009; Cost $4,404,879)(d)(e)	6.88%	01/01/2043	4,470	2,682,000

Series 2011 A, RB (Acquired 09/20/2011; Cost $2,561,987)(d)(e)	7.50%	01/01/2047	2,600	1,560,000

Series 2012 A, RB (Acquired 11/07/2012; Cost $6,575,000)(d)(e)	5.63%	01/01/2042	6,575	3,945,000

Jefferson (County of), AL;
Series 2013 C, Revenue Wts. (INS - AGM)(f)(g)	6.50%	10/01/2038	7,000	7,240,639

Series 2013 C, Revenue Wts. (INS - AGM)(f)(g)	6.60%	10/01/2042	11,700	12,092,357

Series 2013 F, Revenue Wts.(f)	7.50%	10/01/2039	27,640	28,642,702

Series 2013 F, Revenue Wts.(f)	7.75%	10/01/2046	95,055	98,452,283

Series 2013 F, Revenue Wts.(f)	7.90%	10/01/2050	64,150	66,418,652

Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	1,000	1,004,799

Southeast Energy Authority A Cooperative District (No. 3); Series 2022 A-1, RB(b)	5.50%	12/01/2029	3,800	4,052,566

Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(h)	5.25%	05/01/2044	34,100	30,220,862

				300,722,133

Alaska–0.05%
Alaska (State of) Municipal Bond Bank Authority (Master Resolution); Series 2017 A, RB	5.50%	10/01/2046	505	523,452

Northern Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(i)	0.00%	06/01/2066	29,999	3,710,942

				4,234,394

American Samoa–0.19%
American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.63%	09/01/2035	14,345	14,925,336

Arizona–2.47%
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2019, RB(h)	5.00%	07/01/2039	1,000	966,710

Series 2019, RB(h)	5.00%	07/01/2049	1,000	905,501

Series 2022, RB(h)	5.25%	07/01/2052	500	464,859

Arizona (State of) Industrial Development Authority (American Charter Schools Foundation);
Series 2017, Ref. RB(h)	6.00%	07/01/2037	13,265	13,601,044

Series 2017, Ref. RB(h)	6.00%	07/01/2047	19,660	19,913,333

Arizona (State of) Industrial Development Authority (Basis Schools);
Series 2017 A, Ref. RB(h)	5.13%	07/01/2037	1,180	1,170,027

Series 2017 A, Ref. RB(h)	5.38%	07/01/2050	6,000	5,684,813

Series 2017 D, Ref. RB(h)	5.00%	07/01/2051	3,300	2,944,418

Series 2017 G, Ref. RB(h)	5.00%	07/01/2037	1,105	1,082,001

Series 2017 G, Ref. RB(h)	5.00%	07/01/2051	1,000	892,248

Arizona (State of) Industrial Development Authority (Benjamin Franklin Charter School);
Series 2023, RB(h)	5.00%	07/01/2043	1,000	939,625

Series 2023, RB(h)	5.25%	07/01/2053	1,000	931,493

Arizona (State of) Industrial Development Authority (Doral Academy of Nevada - Fire Mesa & Red Rock Campus); Series 2019 A, IDR	5.00%	07/15/2039	1,325	1,275,234

Arizona (State of) Industrial Development Authority (Kaizen Education Foundation);
Series 2016, RB(h)	5.70%	07/01/2047	9,730	9,794,890

Series 2016, RB(h)	5.80%	07/01/2052	4,920	4,958,277

Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB(h)	5.00%	07/01/2054	6,210	5,316,321

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Arizona–(continued)
Arizona (State of) Industrial Development Authority (Linder Village); Series 2020, RB(h)	5.00%	06/01/2031	$ 5,670	$ 5,653,296

Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project);
Series 2018 A, RB(h)	5.25%	12/15/2038	1,015	1,017,246

Series 2018 A, RB(h)	5.50%	12/15/2048	2,265	2,243,476

Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital); Series 2020 A, RB(j)	4.00%	02/01/2050	15,285	13,850,156

Arizona (State of) Industrial Development Authority (Somerset Academy of Las Vegas - Lone Mountain Campus); Series 2019 A, IDR(h)	5.00%	12/15/2049	500	440,019

Glendale (City of), AZ Industrial Development Authority (Sun Health Services); Series 2019 A, Ref. RB	5.00%	11/15/2048	10,000	9,422,440

Glendale (City of), AZ Industrial Development Authority (Terraces of Phoenix); Series 2018 A, Ref. RB	5.00%	07/01/2048	1,500	1,184,601

Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	4.00%	11/15/2027	1,935	1,815,145

Series 2017, Ref. RB	5.00%	11/15/2036	2,195	1,971,757

Series 2017, Ref. RB	5.00%	11/15/2040	3,985	3,396,009

Series 2017, Ref. RB	5.00%	11/15/2045	4,695	3,793,408

Series 2018, RB	5.00%	11/15/2053	5,970	4,608,194

Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(h)	5.00%	07/01/2054	950	823,992

Maricopa (County of), AZ Industrial Development Authority (Paradise Schools);
Series 2016, Ref. RB(h)	5.00%	07/01/2036	2,475	2,463,153

Series 2016, Ref. RB(h)	5.00%	07/01/2047	1,525	1,421,905

Peoria (City of), AZ Industrial Development Authority (Sierra Winds Life Care Community);
Series 2014, Ref. RB(d)	5.50%	11/15/2034	3,695	2,860,894

Series 2014, Ref. RB(d)	5.75%	11/15/2040	6,015	4,439,759

Phoenix (City of), AZ Industrial Development Authority (Basis Schools);
Series 2015, Ref. RB(h)	5.00%	07/01/2045	3,515	3,232,775

Series 2016 A, Ref. RB(h)	5.00%	07/01/2046	2,125	1,942,886

Series 2016 A, Ref. RB(h)	5.00%	07/01/2046	1,650	1,508,594

Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools);
Series 2014 A, RB(h)	6.75%	07/01/2044	5,250	5,309,386

Series 2015, Ref. RB(h)	5.00%	07/01/2045	1,845	1,664,559

Phoenix (City of), AZ Industrial Development Authority (The) (Overland Crossing); Series 2022, RB(h)	9.50%	04/01/2052	7,900	7,110,596

Pima (County of), AZ Industrial Development Authority (Acclaim Charter School);
Series 2006, RB	5.70%	12/01/2026	1,030	997,422

Series 2006, RB	5.80%	12/01/2036	4,385	3,874,361

Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2015, Ref. RB(h)	5.38%	06/15/2035	2,370	2,397,918

Series 2015, Ref. RB(h)	5.63%	06/15/2045	3,500	3,484,591

Series 2019, Ref. RB(h)	5.00%	06/15/2052	6,050	5,358,590

Series 2022, Ref. RB(h)	4.00%	06/15/2051	8,800	6,464,016

Pima (County of), AZ Industrial Development Authority (Career Success Schools);
Series 2020, Ref. RB(h)	5.50%	05/01/2040	1,125	1,077,191

Series 2020, Ref. RB(h)	5.75%	05/01/2050	5,000	4,769,741

Pima (County of), AZ Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. RB	7.25%	05/01/2044	3,000	3,045,165

Pima (County of), AZ Industrial Development Authority (Imagine East Mesa Charter Schools); Series 2019, RB(h)	5.00%	07/01/2049	1,500	1,345,160

Pima (County of), AZ Industrial Development Authority (Premier Charter High School);
Series 2016 A, Ref. RB(h)	7.00%	07/01/2045	3,152	2,944,560

Series 2016 B, Ref. RB(k)	2.07%	07/01/2045	1,735	433,839

Series 2016 C, Ref. RB(k)	2.07%	07/01/2045	1,036	10,355

Pima (County of), AZ Industrial Development Authority (Riverbend Prep); Series 2010, RB(h)	7.00%	09/01/2037	3,227	3,227,027

Sundance Community Facilities District (Assessment District No. 2); Series 2003, RB(h)	7.13%	07/01/2027	335	335,921

Sundance Community Facilities District (Assessment District No. 3); Series 2004, RB	6.50%	07/01/2029	91	88,650

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Arizona–(continued)
Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU);
Series 2017 A, RB(h)	6.13%	10/01/2047	$ 2,800	$ 1,747,899

Series 2017 A, RB(h)	6.13%	10/01/2052	2,800	1,695,770

				196,313,216

Arkansas–0.56%
Arkansas (State of) Development Finance Authority (Big River Steel);
Series 2019, RB(c)(h)	4.50%	09/01/2049	16,750	14,882,705

Series 2020, RB(c)(h)	4.75%	09/01/2049	3,000	2,739,591

Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(c)	5.45%	09/01/2052	15,500	15,144,115

Arkansas (State of) Development Finance Authority (U.S. Steel Corp.) (Green Bonds); Series 2023, RB(c)	5.70%	05/01/2053	11,500	11,557,482

				44,323,893

California–10.38%
Antelope Valley Community College District; Series 2022, GO Bonds (INS - AGM)(g)(j)(l)	3.00%	08/01/2050	10,000	7,646,754

Bay Area Toll Authority (San Francisco Bay Area);
Series 2017 F-1, RB(b)(j)(l)(m)	5.00%	04/01/2027	21,000	22,769,158

Series 2019 S-8, Ref. RB	3.00%	04/01/2054	5,000	3,706,947

Brentwood Union School District (Election of 2016); Series 2022, GO Bonds	5.25%	08/01/2052	4,250	4,710,403

California (State of);
Series 2020, GO Bonds (INS - BAM)(g)	3.00%	03/01/2046	8,195	6,541,890

Series 2020, GO Bonds (INS - BAM)(g)	3.00%	03/01/2050	4,000	3,105,414

California (State of) Community Choice Financing Authority (Green Bonds); Series 2023 C, RB(b)	5.25%	10/01/2031	3,500	3,660,881

California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 B-2, Ref. RB(i)	0.00%	06/01/2055	12,780	2,135,883

California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, RB(i)	0.00%	06/01/2046	25,000	6,166,697

California (State of) Educational Facilities Authority (Stanford University);
Series 2010, RB(j)	5.25%	04/01/2040	8,745	10,548,787

Series 2013, RB(j)	5.00%	10/01/2032	6,255	7,521,952

Series 2014 U-6, RB(j)	5.00%	05/01/2045	15,000	17,565,786

California (State of) Health Facilities Financing Authority (Cedars Sinai Health System); Series 2021, Ref. RB	3.00%	08/15/2051	10,000	7,448,748

California (State of) Health Facilities Financing Authority (Kaiser Permanente); Subseries 2017 A-2, RB(j)	5.00%	11/01/2047	10,000	11,102,466

California (State of) Municipal Finance Authority (California Baptist University);
Series 2016 A, RB(h)	5.00%	11/01/2036	1,500	1,510,689

Series 2016 A, RB(h)	5.00%	11/01/2046	1,500	1,436,268

California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 A, Ref. RB	5.00%	07/01/2047	9,635	9,748,539

California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada);
Series 2012, RB(h)	6.63%	01/01/2032	865	854,947

Series 2012, RB(h)	6.88%	01/01/2042	1,465	1,411,065

California (State of) Municipal Finance Authority (Palomar Health); Series 2022 A, Ref. COP (INS - AGM)(g)	5.25%	11/01/2052	3,000	3,190,888

California (State of) Pollution Control Financing Authority;
Series 2012, RB(c)(h)	5.00%	07/01/2037	13,500	13,524,700

Series 2012, RB(c)(h)	5.00%	11/21/2045	20,710	20,598,980

California (State of) Pollution Control Financing Authority (Aemerge Redpak Services Southern California LLC); Series 2016, RB (Acquired 01/22/2016-09/26/2017; Cost $9,847,500)(c)(d)(e)(h)	7.00%	12/01/2027	9,925	992,500

California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021, RB(h)	5.00%	11/15/2046	2,000	1,784,502

Series 2021, RB(h)	5.00%	11/15/2051	1,735	1,510,168

Series 2021, RB(h)	5.00%	11/15/2056	915	783,576

California (State of) Public Finance Authority (Excelsior Charter Schools);
Series 2020 A, RB(h)	5.00%	06/15/2050	1,540	1,406,046

Series 2020 A, RB(h)	5.00%	06/15/2055	1,030	928,562

California (State of) School Finance Authority (Alliance for College-Ready Public Schools); Series 2013 A, RB	6.40%	07/01/2048	3,000	3,003,515

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
California (State of) School Finance Authority (Aspire Public Schools Obligated Group);
Series 2020 A, RB(h)	5.00%	08/01/2050	$ 1,200	$ 1,147,354

Series 2022, RB(h)	5.00%	08/01/2052	1,000	950,511

California (State of) School Finance Authority (Green Dot Public Schools);
Series 2022, Ref. RB(h)	5.00%	08/01/2032	700	726,545

Series 2022, Ref. RB(h)	5.38%	08/01/2042	1,150	1,187,334

Series 2022, Ref. RB(h)	5.75%	08/01/2052	1,160	1,208,865

California (State of) School Finance Authority (New Designs Charter School);
Series 2012, RB	5.50%	06/01/2042	5,000	5,001,338

Series 2019 A, RB(h)	5.00%	06/01/2040	750	719,318

Series 2019 A, RB(h)	5.00%	06/01/2050	1,060	977,525

California (State of) School Finance Authority (TEACH Public Schools); Series 2019 A, RB(h)	5.00%	06/01/2058	500	454,181

California (State of) Statewide Communities Development Authority; Series 2022, RB (INS - AGM)(g)(j)	5.38%	08/15/2057	10,000	10,661,359

California (State of) Statewide Communities Development Authority (California Baptist University); Series 2014 A, RB(h)	6.13%	11/01/2033	1,560	1,573,943

California (State of) Statewide Communities Development Authority (Creative Child Care & Team Charter); Series 2015, RB(h)	6.75%	06/01/2045	6,570	6,358,415

California (State of) Statewide Communities Development Authority (Emanate Health); Series 2020 A, RB	3.00%	04/01/2050	5,000	3,453,628

California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2022 A, RB (INS - AGM)(g)	5.25%	08/15/2052	2,000	2,121,775

California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	4,350	4,294,822

California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	3,000	2,975,146

Series 2016 A, RB(h)	5.25%	12/01/2056	16,795	15,792,656

Series 2018 A, RB(h)	5.50%	12/01/2058	49,340	47,202,784

Series 2018, RB(h)	5.25%	12/01/2043	500	487,127

California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002, RB	6.00%	05/01/2043	15,000	15,261,687

Series 2006 A, RB(i)	0.00%	06/01/2046	181,950	44,184,429

Series 2006 C, RB(h)(i)	0.00%	06/01/2055	206,150	12,065,320

California School Facilities Financing Authority; Series 2010, RB (INS - AGM)(g)(i)	0.00%	08/01/2049	29,405	7,548,684

Fairfield (City of), CA Community Facilities District No. 2007-1 (Fairfield Commons);
Series 2008, RB	6.50%	09/01/2023	330	332,438

Series 2008, RB	6.75%	09/01/2028	2,550	2,570,902

Series 2008, RB	6.88%	09/01/2038	4,440	4,477,297

Foothill-Eastern Transportation Corridor Agency;
Series 2014 A, Ref. RB(b)(m)	6.00%	01/15/2024	20,000	20,344,620

Series 2014 A, Ref. RB (INS - AGM)(g)(i)	0.00%	01/15/2036	61,010	37,284,230

Series 2014 A, Ref. RB (INS - AGM)(g)(i)	0.00%	01/15/2037	20,000	11,527,902

Series 2014 A, Ref. RB(f)	6.85%	01/15/2042	5,000	5,811,449

Series 2014 C, Ref. RB(b)(m)	6.50%	01/15/2024	10,750	10,953,234

Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(i)	0.00%	06/01/2066	478,053	48,562,440

Inland Empire Tobacco Securitization Corp.;
Series 2007 C-1, RB(i)	0.00%	06/01/2036	173,915	74,555,969

Series 2007 D, RB(i)	0.00%	06/01/2057	46,635	3,272,961

Series 2007 F, RB(h)(i)	0.00%	06/01/2057	99,650	4,918,146

Irvine Facilities Financing Authority (Irvine Great Park Infrastructure); Series 2023, RB (INS - BAM)(g)	4.00%	09/01/2058	3,500	3,330,727

Long Beach (City of), CA; Series 2022 C, RB (INS - AGM)(c)(g)	5.25%	06/01/2047	1,750	1,870,487

Long Beach Community College District (Election of 2008); Series 2012 B, GO Bonds(f)	4.75%	08/01/2049	12,000	7,990,884

Los Angeles (City of), CA Department of Airports; Series 2021 A, Ref. RB(c)(j)(l)	5.00%	05/15/2051	5,000	5,195,200

Los Angeles (City of), CA Department of Airports (Green Bonds); Series 2022 G, RB(c)	4.00%	05/15/2047	3,000	2,802,978

Los Angeles (City of), CA Department of Airports (Los Angeles International Airport) (Green Bonds);
Series 2023, Ref. RB(c)	4.13%	05/15/2043	500	486,371

Series 2023, Ref. RB(c)	5.25%	05/15/2048	7,315	7,853,846

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Oak Grove School District (Election of 2008); Series 2023 A-2, GO Bonds	4.00%	08/01/2049	$ 5,000	$ 4,840,295

Pomona Unified School District; Series 2021 F, GO Bonds (INS - BAM)(g)	3.00%	08/01/2048	4,000	3,115,629

Sacramento (County of), CA (Metro Air Park Community); Series 2022, Ref. RB	5.00%	09/01/2042	1,000	996,317

San Bernardino City Unified School District;
Series 2011 D, GO Bonds (INS - AGM)(g)(i)	0.00%	08/01/2036	7,650	4,588,646

Series 2011 D, GO Bonds (INS - AGM)(g)(i)	0.00%	08/01/2037	13,130	7,432,781

Series 2011 D, GO Bonds (INS - AGM)(g)(i)	0.00%	08/01/2038	13,515	7,242,353

Series 2011 D, GO Bonds (INS - AGM)(g)(i)	0.00%	08/01/2039	13,895	7,054,829

Series 2011 D, GO Bonds (INS - AGM)(g)(i)	0.00%	08/01/2040	14,280	6,859,207

Series 2011 D, GO Bonds (INS - AGM)(g)(i)	0.00%	08/01/2041	14,080	6,424,239

San Diego (County of), CA Regional Airport Authority;
Series 2021 B, RB(c)	4.00%	07/01/2056	2,660	2,394,685

Series 2021 B, RB(c)(j)	5.00%	07/01/2056	13,970	14,306,257

San Diego Unified School District (Election of 2008); Series 2012 E, GO Bonds(f)	5.25%	07/01/2042	10,000	7,265,767

San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2022 A, Ref. RB(c)	5.00%	05/01/2052	1,435	1,488,645

Series 2019 E, RB(c)	5.00%	05/01/2050	13,040	13,404,574

San Francisco (City & County of), CA Community Facilities District No. 2014-1 (Transbay Transit Center); Series 2022 A, RB	5.00%	09/01/2052	1,025	1,074,734

San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements);
Series 2013 C, RB(i)	0.00%	08/01/2036	5,710	2,710,738

Series 2013 C, RB(i)	0.00%	08/01/2038	2,000	832,614

Series 2013 C, RB(i)	0.00%	08/01/2043	17,000	5,245,302

San Francisco (City of), CA Bay Area Rapid Transit District; Series 2022, GO Bonds (INS - AGM)(g)(j)(l)	3.00%	08/01/2050	16,770	12,874,607

San Jose (City of), CA (Helzer Courts Apartments); Series 1999 A, RB(c)	6.40%	12/01/2041	12,928	12,573,487

San Luis Coastal Unified School District (Election of 2022); Series 2023 A, GO Bonds	4.00%	08/01/2049	10,000	9,809,020

Santa Rosa Elementary School District (Election of 2022); Series 2023 A, GO Bonds	4.00%	08/01/2053	2,700	2,587,389

Santa Rosa High School District (Election of 2022);
Series 2023 A, GO Bonds	4.00%	08/01/2046	3,500	3,413,613

Series 2023 A, GO Bonds	4.00%	08/01/2049	4,000	3,872,236

Santee School District (Election of 2006); Series 2006 D, GO Bonds (INS - AGC)(g)(i)	0.00%	08/01/2038	4,355	2,337,206

Savanna School District (Election of 2008); Series 2012 B, GO Bonds (INS - AGM)(f)(g)	6.75%	02/01/2052	7,500	5,445,920

Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(i)	0.00%	06/01/2036	10,000	4,828,962

Series 2007 A, RB(i)	0.00%	06/01/2047	20,000	4,874,726

Southern California Logistics Airport Authority;
Series 2007, RB	6.15%	12/01/2043	4,400	4,387,605

Series 2008 A, RB	6.00%	12/01/2033	1,475	1,467,750

Series 2008 A, RB(i)	0.00%	12/01/2045	18,085	3,685,936

Series 2008 A, RB(i)	0.00%	12/01/2046	18,085	3,424,700

Series 2008 A, RB(i)	0.00%	12/01/2047	18,085	3,178,694

Series 2008 A, RB(i)	0.00%	12/01/2048	18,085	2,949,172

Series 2008 A, RB(i)	0.00%	12/01/2049	18,085	2,735,014

Series 2008 A, RB(i)	0.00%	12/01/2050	18,085	2,535,521

Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2006, RB(i)	0.00%	06/01/2046	31,025	5,828,899

Series 2019, Ref. RB(i)	0.00%	06/01/2054	19,300	3,556,341

Vallejo (City of), CA Public Financing Authority (Hiddenbrooke Improvement District);
Series 2004 A, RB	5.80%	09/01/2031	3,165	3,180,458

Ventura Unified School District (Election of 2022); Series 2022 A, GO Bonds(j)	4.00%	08/01/2052	10,000	9,688,224

				824,326,630

Colorado–12.04%
3rd and Havana Metropolitan District;
Series 2020 A, GO Bonds	5.25%	12/01/2049	3,200	2,687,024

Series 2020 B, GO Bonds	7.75%	12/15/2049	1,925	1,733,354

64th Ave ARI Authority; Series 2020, RB	6.50%	12/01/2043	14,000	13,324,730

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)
Aberdeen Metropolitan District No. 2; Series 2021, Ref. GO Bonds(f)	5.75%	12/01/2051	$ 6,055	$ 3,862,801

Amber Creek Metropolitan District; Series 2017 B, GO Bonds	7.75%	12/15/2047	463	427,863

Aurora Crossroads Metropolitan District No. 2; Series 2020 B, GO Bonds	7.75%	12/15/2050	3,500	3,214,870

Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	40,000	35,897,412

Banning Lewis Ranch Metropolitan District No. 4;
Series 2018 A, GO Bonds	5.75%	12/01/2048	4,998	4,997,631

Series 2018 B, GO Bonds	8.00%	12/15/2048	2,063	1,956,689

Series 2018 C, GO Bonds	8.00%	12/15/2051	4,134	3,381,195

Banning Lewis Ranch Metropolitan District No. 5;
Series 2018 A, GO Bonds	5.75%	12/01/2048	2,195	2,194,484

Series 2018 B, GO Bonds	8.00%	12/15/2048	511	484,667

Series 2018 C, GO Bonds	8.00%	12/15/2051	1,942	1,588,456

Banning Lewis Ranch Metropolitan District No. 8; Series 2021, GO Bonds(h)	4.88%	12/01/2051	4,500	3,481,573

Banning Lewis Ranch Regional Metropolitan District No. 1;
Series 2018 A, GO Bonds	5.38%	12/01/2048	2,500	2,394,282

Series 2018 B, GO Bonds	7.75%	12/15/2041	630	603,189

Series 2018 C, GO Bonds	8.00%	12/15/2041	1,801	1,505,725

Banning Lewis Ranch Regional Metropolitan District No. 2; Series 2021, GO Bonds	5.75%	12/01/2051	5,190	4,518,363

Base Village Metropolitan District No. 2; Series 2016 B, Ref. GO Bonds	6.50%	12/15/2048	2,830	1,884,795

Baseline Metropolitan District No. 1;
Seires 2018 A-2, RB	5.50%	12/01/2034	8,340	8,466,987

Seires 2018 A-2, RB	5.85%	12/01/2048	9,000	9,084,746

Series 2018 A-1, RB	5.38%	12/01/2034	5,650	5,709,849

Series 2018 A-1, RB	5.75%	12/01/2048	3,850	3,874,098

Series 2021 B, GO Bonds	7.50%	12/15/2051	2,195	1,981,712

Belford North Metropolitan District; Series 2020 B, GO Bonds	8.50%	12/15/2050	6,500	6,047,621

Bella Mesa Metropolitan District; Series 2020 A, GO Bonds(f)(h)	6.75%	12/01/2049	3,785	3,204,032

Bennett Ranch Metropolitan District No. 1; Series 2021 B, GO Bonds	7.50%	12/15/2051	1,221	1,093,985

Berthoud-Heritage Metropolitan District No. 1; Series 2019, RB	5.63%	12/01/2048	10,000	9,548,743

Berthoud-Heritage Metropolitan District No. 10; Series 2022 B, GO Bonds	8.00%	12/15/2052	6,840	6,303,925

Brighton Crossing Metropolitan District No. 4; Series 2017 B, GO Bonds	7.00%	12/15/2047	670	615,793

Broadway Station Metropolitan District No. 2; Series 2019 B, GO Bonds(f)	7.50%	12/01/2048	7,075	4,860,604

Broadway Station Metropolitan District No. 3; Series 2019 B, GO Bonds(f)	7.50%	12/01/2049	30,465	18,662,868

Bromley Park Metropolitan District No. 2; Series 2018 C, Ref. GO Bonds	7.85%	12/15/2047	6,297	6,103,198

Buffalo Highlands Metropolitan District;
Series 2018 A, GO Bonds	5.25%	12/01/2038	1,000	969,075

Series 2018 A, GO Bonds	5.38%	12/01/2048	1,750	1,640,870

Series 2018 B, GO Bonds	7.63%	12/15/2046	1,226	1,135,357

Buffalo Ridge Metropolitan District; Series 2018 B, GO Bonds	7.38%	12/15/2047	1,769	1,690,348

Canyon Pines Metropolitan District;
Series 2021 A-1, GO Bonds	5.25%	12/01/2023	5	4,963

Series 2021 A-1, GO Bonds	5.25%	12/01/2051	6,995	5,966,969

Canyons Metropolitan District No. 5;
Series 2016, GO Bonds	7.00%	12/15/2057	10,116	6,901,955

Series 2017 A, Ref. GO Bonds	6.00%	12/01/2037	1,750	1,705,428

Series 2017 A, Ref. GO Bonds	6.13%	12/01/2047	4,735	4,603,491

Series 2017 B, GO Bonds	8.00%	12/15/2047	3,500	3,258,482

Cascade Ridge Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	3,000	2,482,231

Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2017, RB(h)	5.00%	12/01/2047	500	449,609

Series 2018, RB	5.25%	12/01/2048	5,550	5,160,352

Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	6,375	5,486,386

Chambers Highpoint Metropolitan District No. 2;
Series 2021, GO Bonds	5.00%	12/01/2041	520	461,306

Series 2021, GO Bonds	5.00%	12/01/2051	835	699,808

Citadel on Colfax Business Improvement District;
Series 2020 A, RB	5.35%	12/01/2050	2,900	2,604,667

Series 2020 B, RB	7.88%	12/15/2050	465	424,881

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)
City Center West Commercial Metropolitan District;
Series 2020 A, Ref. GO Bonds	7.00%	12/01/2049	$ 4,000	$ 3,961,942

Series 2020 B, GO Bonds	9.00%	12/15/2049	581	575,254

City Center West Residential Metropolitan District No. 2; Series 2019 B, GO Bonds	7.75%	12/15/2049	1,425	1,302,759

Clear Creek Station Metropolitan District No. 2; Series 2017 B, GO Bonds	7.38%	12/15/2047	500	468,514

Clear Creek Transit Metropolitan District No. 2; Series 2021 B, GO Bonds	7.90%	12/15/2050	1,160	1,043,312

Colliers Hill Metropolitan District No. 1;
Series 2019 B, Ref. GO Bonds	8.00%	12/15/2048	2,500	2,320,676

Series 2021 C, GO Bonds	7.25%	12/15/2049	2,350	2,075,582

Colliers Hill Metropolitan District No. 2;
Series 2022 B-2, GO Bonds	7.63%	12/15/2042	5,782	5,260,291

Series 2022, Ref. GO Bonds	5.75%	12/15/2047	2,995	2,801,172

Colorado (State of) Educational & Cultural Facilities Authority (Community Leadership Academy);
Series 2008, RB	6.25%	07/01/2028	1,200	1,201,849

Series 2008, RB	6.50%	07/01/2038	1,000	1,001,391

Series 2013, RB	7.45%	08/01/2048	2,245	2,254,498

Colorado (State of) Health Facilities Authority (Aberdeen Ridge); Series 2021 A, RB	5.00%	05/15/2044	3,750	2,945,661

Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2022, RB	5.50%	11/01/2047	7,250	7,738,928

Series 2022, RB	5.25%	11/01/2052	7,500	7,801,301

Colorado (State of) Health Facilities Authority (Sunny Vista Living Center);
Series 2015 A, Ref. RB(h)	5.75%	12/01/2035	1,650	1,223,504

Series 2015 A, Ref. RB(h)	6.13%	12/01/2045	2,300	1,574,821

Series 2015 A, Ref. RB(h)	6.25%	12/01/2050	4,070	2,750,419

Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.25%	07/01/2027	3,260	3,021,077

Series 2007 A, RB	5.30%	07/01/2037	2,895	2,268,260

Colorado (State of) International Center Metropolitan District No. 14;
Series 2018, GO Bonds	5.88%	12/01/2046	13,500	13,115,161

Series 2022, GO Bonds	7.50%	12/15/2051	15,000	13,694,661

Colorado (State of) International Center Metropolitan District No. 4;
Series 2019 A, Ref. GO Bonds(f)	6.00%	12/01/2047	30,920	26,058,186

Series 2019 A-2, GO Bonds(f)	6.25%	12/01/2048	15,075	13,827,479

Series 2019 B-2, GO Bonds	8.75%	12/15/2048	1,997	1,905,861

Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2020 A, Ref. RB	4.00%	07/15/2038	350	343,779

Colorado Crossing Metropolitan District No. 2;
Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	14,614	12,604,278

Series 2020 A-2, GO Bonds	5.00%	12/01/2050	5,000	3,733,461

Series 2020 B, GO Bonds(h)	7.50%	12/15/2050	3,495	3,057,213

Conestoga Metropolitan District No. 2; Series 2021 A, GO Bonds	5.25%	12/01/2051	1,625	1,421,571

Copperleaf Metropolitan District No. 6; Series 2018 B, GO Bonds(b)(m)	7.50%	12/15/2023	820	860,929

Cottonwood Highlands Metropolitan District No. 1; Series 2019 B, GO Bonds	8.75%	12/15/2049	2,095	2,014,397

Cottonwood Hollow Residential Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	15,824	12,721,384

Creekside Village Metropolitan District; Series 2019, GO Bonds	7.75%	12/15/2049	569	519,095

Crossroads Metropolitan District No. 1; Series 2022, GO Bonds	6.50%	12/01/2051	9,000	8,591,367

Crowfoot Valley Ranch Metropolitan District No. 2;
Series 2018 A, GO Bonds	5.63%	12/01/2038	3,555	3,557,696

Series 2018 A, GO Bonds	5.75%	12/01/2048	10,415	10,171,476

Series 2018 B, GO Bonds	8.00%	12/15/2048	1,630	1,513,081

Dacono Urban Renewal Authority; Series 2020, RB	6.25%	12/01/2039	1,976	1,861,755

Deer Creek Villas Metropolitan District; Series 2022 B, GO Bonds	7.75%	12/15/2055	650	590,275

Denver (City & County of), CO;
Series 2018 A, RB(c)(j)	5.25%	12/01/2043	17,500	18,219,100

Series 2021 A, RB(j)	4.00%	08/01/2051	17,350	16,750,021

Series 2022 A, RB(c)	5.00%	11/15/2047	12,550	13,108,803

Series 2022 A, RB(c)	4.13%	11/15/2053	5,000	4,683,740

Series 2022, RB(c)(j)(l)	5.00%	11/15/2042	4,000	4,222,064

Series 2022, RB(c)(j)(l)	5.75%	11/15/2045	8,000	8,973,385

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(c)	5.00%	10/01/2032	$ 30,840	$ 30,853,964

Denver (City & County of), CO Airport System; Series 2022 D, RB(c)(j)(l)	5.00%	11/15/2053	26,000	27,034,379

Denver (City & County of), CO Convention Center Hotel Authority;
Series 2016, Ref. RB	5.00%	12/01/2032	1,000	1,019,290

Series 2016, Ref. RB	5.00%	12/01/2040	250	244,180

Denver Gateway Center Metropolitan District;
Series 2018 A, GO Bonds	5.63%	12/01/2048	2,130	2,037,054

Series 2018 B, GO Bonds	7.88%	12/15/2048	1,855	1,750,642

Denver International Business Center Metropolitan District No. 1; Series 2019 B, GO Bonds	6.00%	12/01/2048	2,300	2,273,841

Elbert & Highway 86 Commercial Metropolitan District; Series 2021 B, GO Bonds(h)	8.00%	12/15/2051	1,905	1,699,238

Elevation Park Metropolitan District; Series 2021, GO Bonds	4.25%	12/01/2051	2,455	1,786,099

Erie Commons Metropolitan District No. 2; Series 2019 B, Ref. GO Bonds	6.95%	12/15/2054	3,100	2,835,147

Erie Highlands Metropolitan District No. 2; Series 2018 C, GO Bonds	8.00%	12/15/2052	3,600	2,939,781

Evan’s Place Metropolitan District;
Series 2020 A, GO Bonds	5.00%	12/01/2040	550	514,084

Series 2020 A, GO Bonds	5.00%	12/01/2050	1,585	1,368,061

Flying Horse Metropolitan District No. 3; Series 2019, Ref. GO Bonds(h)	6.00%	12/01/2049	2,970	2,805,195

Forest Trace Metropolitan District No. 3; Series 2020 B, GO Bonds	7.88%	12/15/2049	933	911,334

Fourth North Business Improvement District; Series 2022 B, RB	8.13%	12/15/2052	4,525	4,492,930

Gardens at East Iliff Metropolitan District; Series 2019 B, GO Bonds	8.50%	12/15/2049	680	635,163

Gardens on Havana Metropolitan District No. 3 (The);
Series 2017 A, RB	5.13%	12/01/2037	1,070	1,045,253

Series 2017 A, RB	5.25%	12/01/2047	1,015	960,149

Series 2017 B, RB	7.75%	12/15/2047	1,000	950,692

Granby Ranch Metropolitan District; Series 2018, Ref. GO Bonds(h)	5.50%	12/01/2052	5,490	5,084,006

Hance Ranch Metropolitan District;
Series 2020, GO Bonds	5.00%	12/01/2040	565	514,279

Series 2020, GO Bonds	5.13%	12/01/2050	1,810	1,570,067

Haskins Station Metropolitan District; Series 2019 B, GO Bonds	8.75%	12/15/2049	1,328	1,223,089

Hess Ranch Metropolitan District No. 6;
Series 2020 A-2, GO Bonds(f)	5.75%	12/01/2049	9,000	6,445,477

Series 2020 B, GO Bonds	8.00%	12/15/2049	4,683	4,231,273

Series 2022 C, GO Bonds(h)	8.25%	12/15/2052	15,569	13,825,823

Highlands Metropolitan District No. 1; Series 2021, GO Bonds	5.00%	12/01/2051	575	482,691

HM Metropolitan District No. 2; Series 2021, GO Bonds(f)	5.75%	12/01/2051	15,000	7,465,194

Home Place Metropolitan District; Series 2020 B, GO Bonds	8.25%	12/15/2050	834	776,584

Homestead Hills Metropolitan District; Series 2020 B, GO Bonds	8.00%	12/15/2050	722	679,098

Independence Metropolitan District No. 3;
Series 2019 A, GO Bonds	6.25%	12/01/2049	8,095	7,338,986

Series 2019 B, GO Bonds	9.00%	12/15/2049	4,230	3,976,863

Series 2021, GO Bonds	9.00%	12/15/2049	8,405	7,902,018

Independence Water & Sanitation District; Series 2019, RB	7.25%	12/01/2038	4,404	4,423,415

Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	6,909	6,627,924

Johnstown Farms East Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	2,562	2,130,886

Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	12,200	9,795,802

Johnstown Village Metropolitan District No. 2;
Series 2020 A, GO Bonds	5.00%	12/01/2050	2,000	1,739,504

Series 2020 B, GO Bonds(h)	7.75%	12/15/2050	711	650,861

Jones District Community Authority Board; Series 2020 A, RB(f)	5.75%	12/01/2050	6,815	5,715,373

Kinston Metropolitan District No. 5;
Series 2020 A, GO Bonds	5.13%	12/01/2050	850	675,683

Series 2020 B, GO Bonds	7.50%	12/15/2052	3,800	3,387,593

Lake Bluff Metropolitan District No. 2; Series 2021, Ref. GO Bonds	5.25%	12/01/2051	12,186	10,118,464

Lakes at Centerra Metropolitan District No. 2;
Series 2018 A, GO Bonds	5.13%	12/01/2037	2,700	2,591,925

Series 2018 A, GO Bonds	5.25%	12/01/2047	4,970	4,536,246

Series 2018 B, GO Bonds	7.63%	12/15/2047	1,795	1,663,053

Lanterns Rock Creek Metropolitan District; Series 2020, GO Bonds	6.25%	08/01/2045	1,495	1,379,975

Mayberry Springs Community Authority; Series 2021 B, RB	8.00%	04/15/2051	3,351	3,017,294

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)
Mayfield Metropolitan District;
Series 2020 A, GO Bonds	5.75%	12/01/2050	$ 1,190	$ 1,153,595

Series 2020 B, GO Bonds	8.25%	12/15/2050	622	592,531

Series 2020 C, GO Bonds	3.00%	12/15/2050	767	271,334

Meadowbrook Crossing Metropolitan District;
Series 2020 A, Ref. GO Bonds	5.25%	12/01/2049	3,355	3,102,518

Series 2020 B, Ref. GO Bonds(h)	7.75%	12/15/2049	494	452,437

Meadowlark Metropolitan District; Series 2020 B, GO Bonds	7.63%	12/15/2050	607	554,812

Mirabelle Metropolitan District No. 2; Series 2020 B, GO Bonds	7.38%	12/15/2049	1,473	1,334,765

Montrose (County of), CO (The Homestead at Montrose, Inc.);
Series 2003 A, RB	7.00%	02/01/2025	550	543,426

Series 2003 A, RB	7.00%	02/01/2038	6,200	5,614,956

Morgan Hill Metropolitan District No. 3; Series 2021 B, GO Bonds	6.38%	12/15/2051	1,460	1,330,356

Murphy Creek Metropolitan District No. 5;
Series 2022 A, GO Bonds	6.00%	12/01/2052	3,000	2,895,616

Series 2022 B, GO Bonds	9.25%	12/15/2052	3,532	3,458,777

Neu Town Metropolitan District; Series 2018 B, Ref. GO Bonds	7.75%	12/15/2046	2,285	2,128,520

Nexus North at DIA Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2041	520	472,541

North Holly Metropolitan District;
Series 2018 A, GO Bonds	5.50%	12/01/2048	1,260	1,205,937

Series 2018 B, GO Bonds	7.88%	12/15/2048	1,015	955,559

Series 2018 C, GO Bonds	8.00%	12/15/2050	1,614	1,300,965

North Range Metropolitan District No. 2;
Series 2017 A, Ref. GO Bonds	5.63%	12/01/2037	3,270	3,300,628

Series 2017 A, Ref. GO Bonds	5.75%	12/01/2047	4,885	4,912,561

Series 2017 B, GO Bonds	7.75%	12/15/2047	2,816	2,814,071

North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.25%	12/01/2050	7,320	6,531,061

Painted Prairie Metropolitain District No. 2; Series 2018, GO Bonds	5.25%	12/01/2048	3,000	2,722,559

Palisade Metropolitan District No. 2; Series 2019, GO Bonds	7.25%	12/15/2049	3,712	3,385,736

Palisade Park North Metropolitan District No. 1; Series 2021 B, GO Bonds	5.25%	12/15/2051	2,912	2,411,288

Peak Metropolitan District No. 1;
Series 2021 A, GO Bonds(h)	5.00%	12/01/2051	1,725	1,486,723

Series 2021 B, GO Bonds(h)	7.63%	12/15/2051	1,652	1,482,795

Promontory Metropolitan District No. 3; Series 2020 A, GO Bonds	6.25%	12/01/2050	1,021	928,451

Pronghorn Valley Metropolitan District; Series 2021 B, GO Bonds	7.25%	12/15/2051	500	442,399

Pueblo Urban Renewal Authority (Evraz); Series 2021, RB(h)	4.75%	12/01/2045	3,930	2,672,400

Raindance Metropolitan District No. 2; Series 2019 B, GO Bonds	7.50%	12/15/2049	2,290	2,076,228

Reata Ridge Village Metropolitan District No. 2; Series 2019 B-3, GO Bonds	8.00%	12/15/2049	615	573,991

Remuda Ranch Metropolitan District; Series 2020 B, GO Bonds	7.63%	12/15/2050	574	521,277

Riverdale Peaks II Metropolitan District; Series 2005, GO Bonds(k)	6.50%	12/01/2035	1,000	820,000

Riverwalk Metropolitan District No. 2; Series 2022 B, RB	7.75%	12/15/2052	5,902	5,399,317

RM Mead Metropolitan District;
Series 2020 A, GO Bonds	5.25%	12/01/2050	4,370	3,910,813

Series 2020 B, GO Bonds	8.00%	12/15/2050	610	561,810

Rock Canyon Metropolitan District;
Series 2020 A, GO Bonds	5.00%	12/01/2049	1,637	1,469,725

Series 2020 B, GO Bonds	8.75%	12/15/2049	398	370,091

Rocky Mountain Rail Park Metropolitan District;
Series 2021 A, GO Bonds(h)	5.00%	12/01/2041	5,645	3,765,467

Series 2021 B, GO Bonds(h)	8.25%	12/15/2051	7,200	5,911,460

Rudolph Farms Metropolitan District No. 6; Series 2022 A, GO Bonds	6.50%	06/01/2052	13,000	12,588,716

Settler’s Crossing Metropolitan District No. 1;
Series 2020 B, GO Bonds	7.63%	12/15/2050	598	546,586

Series 2021 C, GO Bonds	7.63%	12/15/2052	4,560	4,061,768

Severance Shores Metropolitan District No. 4; Series 2020 B, GO Bonds	8.25%	12/15/2049	805	747,434

Silver Peaks Metropolitan District No. 3;
Series 2020 A, GO Bonds	5.00%	12/01/2050	565	487,624

Series 2020 B, GO Bonds	7.00%	12/15/2050	500	443,175

South Aurora Regional Improvement Authority; Series 2018, RB	6.25%	12/01/2057	2,815	2,651,844

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)
Spring Valley Metropolitan District No. 3; Series 2020 B, GO Bonds	8.50%	12/15/2049	$ 656	$ 608,490

St. Vrain Lakes Metropolitan District No. 2; Series 2017 B, GO Bonds	7.63%	12/15/2047	1,080	1,063,912

STC Metropolitan District No. 2; Series 2019 B, GO Bonds	8.00%	12/15/2049	3,954	3,652,165

Sterling Ranch Community Authority Board; Series 2020 B, RB	7.13%	12/15/2050	716	681,455

Tailholt Metropolitan District No. 3;
Series 2018 A, GO Bonds	6.00%	12/01/2048	7,545	7,296,698

Series 2018 B, GO Bonds	8.13%	12/15/2048	1,647	1,560,887

Talon Pointe Metropolitan District;
Series 2019 A, Ref. GO Bonds	5.25%	12/01/2039	3,260	2,768,191

Series 2019 A, Ref. GO Bonds	5.25%	12/01/2051	5,345	4,117,483

Series 2019 B, Ref. GO Bonds	8.00%	12/15/2051	2,595	2,138,976

Three Springs Metropolitan District No. 1; Series 2020 B, Ref. GO Bonds	7.13%	12/15/2050	1,695	1,515,960

Timberleaf Metropolitan District; Series 2020 B, GO Bonds	8.25%	12/15/2050	777	723,508

Trails at Crowfoot Metropolitan District No. 3;
Series 2019 A, GO Bonds	5.00%	12/01/2039	1,000	951,436

Series 2019, GO Bonds	9.00%	12/15/2049	3,140	2,942,299

Transport Metropolitan District No. 3; Series 2021 A-2, GO Bonds(f)	5.50%	12/01/2051	3,000	2,248,045

Tuscan Foothills Village Metropolitan District; Series 2019 A, GO Bonds	6.25%	12/01/2049	1,240	1,178,842

USAFA Visitor’s Center Business Improvement District; Series 2022 C, RB(h)	7.75%	12/15/2052	24,275	22,161,818

Velocity Metropolitan District No. 5;
Series 2020 A-2, GO Bonds(f)	6.00%	12/01/2050	13,100	8,886,215

Series 2022 B, GO Bonds	8.00%	12/15/2039	14,197	13,001,393

Verve Metropolitan District No. 1; Series 2023, GO Bonds	6.75%	12/01/2052	4,385	4,006,089

Villages at Castle Rock Metropolitan District No. 6; Series 2021 B, Ref. GO Bonds(h)	5.70%	12/01/2051	27,543	24,446,153

Villages at Johnstown Metropolitan District No. 3;
Series 2020 A, GO Bonds	5.00%	12/01/2050	1,020	880,662

Series 2020 B, GO Bonds	7.50%	12/15/2050	843	760,199

Wagons West Metropolitan District; Series 2020 B-3, GO Bonds	8.50%	12/15/2049	553	509,691

Waters’ Edge Metropolitan District No. 2; Series 2021, GO Bonds	5.00%	12/01/2051	4,445	3,667,153

Waterstone Metropolitan District No. 1; Series 2020 A, GO Bonds	6.00%	12/01/2049	15,680	15,658,026

Waterview II Metropolitan District; Series 2022 B, GO Bonds	8.00%	12/15/2051	2,915	2,688,357

West Meadow Metropolitan District (Senior Bonds); Series 2023 A, Ref. GO Bonds(h)	6.50%	12/01/2050	1,500	1,540,325

Westerly Metropolitan District No. 4;
Series 2021 A-2, GO Bonds(f)	5.20%	12/01/2050	1,000	669,785

Series 2021 B, GO Bonds	8.00%	12/15/2050	4,238	3,738,906

Wild Plum Metropolitan District; Series 2019 B, GO Bonds(b)(h)(m)	7.75%	12/01/2024	505	548,506

Willow Springs Metropolitan District; Series 2019 B, GO Bonds	7.75%	12/15/2049	650	591,191

Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	9,000	5,451,839

Series 2021 A-2, RB(f)	4.13%	12/01/2031	1,500	1,033,036

Series 2021 A-2, RB(f)	4.50%	12/01/2041	1,130	641,186

Series 2021 A-2, RB(f)	4.63%	12/01/2051	40,060	21,337,458

Winsome Metropolitan District No. 3; Series 2021 A, GO Bonds(h)	5.13%	12/01/2050	2,700	2,216,354

				956,430,125

Connecticut–0.23%
Connecticut (State of) Health & Educational Facilities Authority; Series 2020 G-1, Ref. RB(h)	5.00%	07/01/2039	1,100	1,058,076

Connecticut (State of) Health & Educational Facilities Authority (Nuvance Health); Series 2019 A, Ref. RB	4.00%	07/01/2041	5,670	5,063,304

Connecticut (State of) Health & Educational Facilities Authority (Stamford Hospital); Series 2022, Ref. RB	4.00%	07/01/2041	1,725	1,581,205

Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(d)(k)	5.13%	10/01/2036	7,935	952,200

Hamden (Town of), CT (Whitney Center);
Series 2019, Ref. RB	5.00%	01/01/2050	7,280	5,844,273

Series 2022 A, RB	7.00%	01/01/2053	4,000	4,049,725

				18,548,783

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Delaware–0.19%
Delaware (State of) Economic Development Authority (Aspira of Delaware Charter Operations, Inc.);
Series 2016 A, RB	5.00%	06/01/2051	$ 2,200	$ 1,943,957

Series 2016, RB	5.00%	06/01/2046	1,250	1,131,225

Millsboro (Town of), DE (Plantation Lakes Special Development District);
Series 2018, Ref. RB(h)	5.13%	07/01/2038	7,992	7,825,746

Series 2018, Ref. RB(h)	5.25%	07/01/2048	4,098	3,911,308

				14,812,236

District of Columbia–0.76%
District of Columbia (Ingleside at Rock Creek);
Series 2017 A, RB	5.00%	07/01/2032	500	484,376

Series 2017 A, RB	5.00%	07/01/2037	2,650	2,450,167

Series 2017 A, RB	5.00%	07/01/2052	9,485	7,827,840

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	7,750	7,388,665

District of Columbia Tobacco Settlement Financing Corp.;
Series 2006 A, RB(i)	0.00%	06/15/2046	100,920	23,070,786

Series 2006 C, RB(i)	0.00%	06/15/2055	60,320	5,717,347

Metropolitan Washington Airports Authority;
Series 2021 A, Ref. RB(c)	5.00%	10/01/2046	5,000	5,191,347

Series 2022, Ref. RB (INS - AGM)(g)	4.00%	10/01/2052	5,000	4,650,288

Series 2023 A, Ref. RB(c)	4.50%	10/01/2053	1,250	1,235,898

Tender Option Bond Trust Receipts/Certificates; Series 2023, RB(c)(h)(n)	9.38%	10/01/2053	1,850	2,326,026

				60,342,740

Florida–7.17%
Alachua (County of), FL Health Facilities Authority (East Ridge Retirement Village, Inc.);
Series 2014, RB (Acquired 09/15/2020; Cost $2,190,761)(e)	5.00%	11/15/2024	2,320	2,202,983

Series 2014, RB (Acquired 09/15/2020; Cost $886,322)(e)	5.63%	11/15/2029	1,000	846,256

Series 2014, RB	6.00%	11/15/2029	4,000	3,404,989

Series 2014, RB (Acquired 03/31/2020-10/04/2021; Cost $2,770,031)(e)	6.00%	11/15/2034	3,305	2,549,605

Series 2014, RB (Acquired 02/26/2014-12/04/2020; Cost $20,071,307)(e)	6.25%	11/15/2044	22,145	15,808,607

Series 2014, RB (Acquired 02/26/2014-09/15/2020; Cost $4,769,946)(e)	6.38%	11/15/2049	5,130	3,599,753

Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.);
Series 2019, RB	4.00%	12/01/2049	2,500	2,276,574

Series 2022, RB(j)(l)	4.00%	12/01/2049	11,450	10,426,711

Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2022 A, Ref. RB(h)	5.00%	11/15/2061	40,750	26,719,763

Series 2022 B, RB(h)	6.50%	11/15/2033	3,325	2,942,063

Atlantic Beach (City of), FL (Fleet Landing);
Series 2018 A, RB	5.00%	11/15/2043	1,100	964,302

Series 2018 A, RB	5.00%	11/15/2048	5,000	4,219,802

Brevard (County of), FL Health Facilities Authority; Series 2022, RB(j)(l)	5.00%	04/01/2052	10,000	10,378,137

Broward (County of), FL Airport System; Series 2017, RB(c)(j)(l)	5.00%	10/01/2042	12,045	12,321,910

Buckeye Park Community Development District; Series 2008 A, RB	7.88%	05/01/2038	740	739,911

Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(h)	5.00%	12/15/2055	4,800	4,004,067

Capital Trust Agency, Inc. (H-Bay Ministries, Inc.- Superior Residences);
Series 2018 A-1, RB(d)	4.00%	07/01/2038	2,750	962,500

Series 2018 A-1, RB(d)	4.00%	07/01/2043	1,000	350,000

Series 2018 A-1, RB(d)	5.00%	07/01/2048	5,660	1,981,000

Series 2018 A-1, RB(d)	4.13%	07/01/2053	2,000	700,000

Series 2018 B, RB(d)	5.00%	07/01/2043	500	40,000

Series 2018 B, RB(d)	5.00%	07/01/2053	1,100	88,000

Capital Trust Agency, Inc. (Imagine School at North Manatee);
Series 2021 C, RB(h)	5.00%	06/01/2056	520	432,775

Series 2021, RB(h)	5.00%	06/01/2056	900	749,034

Capital Trust Agency, Inc. (New Springs, Inc.); Series 2021, RB	4.75%	06/01/2056	4,825	3,506,052

Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.);
Series 2017, Ref. RB(h)	5.00%	07/01/2037	1,000	832,107

Series 2017, Ref. RB(h)	5.00%	07/01/2046	600	453,551

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)
Capital Trust Agency, Inc. (Sustainability Bonds); Series 2021, RB(h)	4.00%	06/15/2051	$ 2,220	$ 1,618,643

Capital Trust Agency, Inc. (Tallahassee Tapestry);
Series 2015, RB (Acquired 12/02/2015; Cost $5,348,646)(d)(e)(h)	6.75%	12/03/2035	5,405	1,770,137

Series 2015, RB(d)(h)	7.00%	12/01/2045	2,000	655,000

Series 2015, RB (Acquired 12/02/2015; Cost $989,541)(d)(e)(h)	7.13%	12/01/2050	1,000	327,500

Capital Trust Agency, Inc. (University Bridge LLC Student Housing);
Series 2018 A, RB(h)	5.25%	12/01/2043	18,350	17,359,067

Series 2018 A, RB(h)	5.25%	12/01/2058	16,600	14,984,515

Capital Trust Agency, Inc. (WFCS Portfolio); Series 2021 A, RB(h)	5.00%	01/01/2056	1,000	738,092

Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities);
Series 2019, RB(c)(h)	5.00%	10/01/2049	2,420	2,297,767

Series 2021, RB(c)(h)	4.00%	10/01/2051	2,000	1,510,552

Collier (County of), FL Industrial Development Authority (The Arlington of Naples);
Series 2014 A, RB (Acquired 12/16/2013-09/18/2020; Cost $6,344,560)(d)(e)(h)	8.13%	05/15/2044	5,207	572,759

Series 2014 A, RB (Acquired 12/16/2013-12/19/2013; Cost $43,950,403)(d)(e)(h)	8.25%	05/15/2049	34,793	3,827,266

Series 2015 A, RB (Acquired 06/30/2015; Cost $345,000)(d)(e)(h)	5.50%	05/15/2025	272	29,918

Series 2015 A, RB (Acquired 06/30/2015; Cost $875,000)(d)(e)(h)	6.25%	05/15/2035	690	75,880

Series 2015 A, RB (Acquired 06/30/2015; Cost $3,000,000)(d)(e)(h)	6.50%	05/15/2049	2,365	260,161

East Homestead Community Development District; Series 2013, RB	5.63%	11/01/2043	2,000	2,001,812

Escambia (County of), FL Health Facilities Authority;
Series 2020, Ref. RB	4.00%	08/15/2045	2,655	2,330,912

Series 2020, Ref. RB	4.00%	08/15/2050	8,650	7,352,407

Florida (State of), FL Department of Transportation (Turnpike); Series 2022 C, RB(j)	5.00%	07/01/2052	10,000	10,781,676

Florida Development Finance Corp. (Brightline Fllorida Passenger Rail Expansion); Series 2022 A, Ref. RB(b)(c)(h)	7.25%	10/03/2023	27,000	27,445,384

Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion); Series 2021, Ref. RB(b)(c)(h)	7.50%	08/15/2024	13,500	13,241,946

Florida Development Finance Corp. (Central Charter School);
Series 2022, Ref. RB(h)	5.63%	08/15/2042	1,515	1,443,956

Series 2022, Ref. RB(h)	5.88%	08/15/2052	5,000	4,729,996

Series 2022, Ref. RB(h)	6.00%	08/15/2057	5,500	5,217,319

Florida Development Finance Corp. (Global Outreach Charter Academy);
Series 2021 A, Ref. RB(h)	4.00%	06/30/2046	925	697,315

Series 2021 A, Ref. RB(h)	4.00%	06/30/2056	1,390	973,998

Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(c)(h)	7.38%	01/01/2049	53,790	51,947,832

Florida Development Finance Corp. (Mater Academy); Series 2022 A, RB	5.00%	06/15/2056	5,435	5,150,448

Florida Development Finance Corp. (Palm Bay Academy, Inc.);
Series 2017, Ref. RB(h)(k)	0.00%	05/15/2037	970	10

Series 2017, Ref. RB(h)	6.38%	05/15/2037	2,705	2,295,021

Series 2017, Ref. RB(h)(k)	6.38%	05/15/2037	1,265	253,000

Florida Development Finance Corp. (Parrish Charter Academy, Inc.); Series 2023, RB(b)(h)	6.25%	06/15/2028	2,000	1,967,837

Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2015, RB(h)	6.13%	06/15/2046	14,035	14,054,452

Florida Development Finance Corp. (UF Health Jacksonville); Series 2022, Ref. RB	5.00%	02/01/2052	3,000	2,774,062

Florida Development Finance Corp. (Virgin Trains USA Passenger Rail); Series 2019 A, Ref. RB(b)(c)(h)	6.25%	01/01/2024	11,410	11,360,997

Gramercy Farms Community Development District;
Series 2007 A-1, RB(d)	5.25%	05/01/2039	1,335	214

Series 2007 A-2, RB(d)	5.25%	05/01/2039	1,700	272

Series 2011, Ref. RB(k)	0.00%	05/01/2039	13,870	7,212,400

Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018-12/30/2020; Cost $12,285,296)(e)	6.25%	04/01/2049	13,980	4,893,000

Kendall Breeze West Community Development District; Series 2004, RB	5.88%	05/01/2034	850	850,534

Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.75%	08/15/2050	9,000	7,648,676

Series 2020 A, Ref. RB	5.75%	08/15/2055	6,000	4,985,568

Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(h)	5.50%	07/15/2048	2,250	1,994,595

Series 2018 A, RB(h)	5.75%	07/15/2053	2,030	1,890,287

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)
Lee (County of), FL Industrial Development Authority (Lee County Community Charter Schools, LLC);
Series 2012, IDR(h)	5.50%	06/15/2032	$ 1,880	$ 1,815,691

Series 2012, IDR(h)	5.75%	06/15/2042	3,210	3,062,697

Miami-Dade (County of), FL;
Series 2009, RB(i)	0.00%	10/01/2035	12,000	7,338,310

Series 2009, RB(i)	0.00%	10/01/2042	42,215	17,460,922

Series 2021, RB (INS - AGM)(g)	3.00%	10/01/2043	5,065	3,980,731

Series 2021, RB (INS - AGM)(g)(j)(l)	3.00%	10/01/2051	12,000	8,664,512

Series 2022 A, RB(j)	5.00%	04/01/2052	15,720	16,932,290

Series 2022 A, Ref. RB(c)	5.25%	10/01/2052	9,250	9,754,488

Series 2022, RB(j)	5.00%	07/01/2052	10,000	10,710,760

Series 2023 A, Ref. RB(c)	5.00%	10/01/2047	10,000	10,378,210

Subseries 2021 A-1, Ref. RB (INS - AGM)(c)(g)	4.00%	10/01/2045	9,000	8,411,279

Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group);
Series 2022, RB	4.00%	10/01/2052	6,180	5,489,457

Series 2022, RB(j)	4.00%	10/01/2052	17,245	15,318,073

Orange (County of), FL Housing Finance Authority (Alhambra Trace Apartments); Series 1998 C, RB	7.00%	04/01/2028	820	820,380

Orange (County of), FL Housing Finance Authority (Governors Manor Apartments); Series 2001 F-4, RB	7.25%	10/01/2031	2,270	2,271,763

Orange (County of), FL Housing Finance Authority (Lake Davis Apartments); Series 2001 F-1, RB	7.25%	10/01/2031	470	470,184

Orange (County of), FL Housing Finance Authority (Lake Jennie Phase I); Series 2001 F-2, RB	7.25%	10/01/2031	110	110,085

Orange (County of), FL Housing Finance Authority (Lake Jennie Phase II); Series 2001 F-3, RB	7.25%	10/01/2031	470	470,365

Orange (County of), FL Housing Finance Authority (Mellonville Trace Apartments); Series 2001 F-5, RB	7.25%	10/01/2031	190	190,148

Polk (County of), FL Industrial Development Authority (Mineral Development LLC); Series 2020, RB(c)(h)	5.88%	01/01/2033	7,000	7,037,778

Reunion East Community Development District;
Series 2002 A-2, RB(d)(k)	7.38%	05/01/2033	145	1

Series 2005, RB(d)(k)	5.80%	05/01/2036	1,716	17

Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital);
Series 2018, RB(j)	4.00%	07/01/2048	36,680	33,727,146

Series 2022, RB	4.00%	07/01/2052	2,000	1,786,188

Seminole (County of), FL; Series 2022, RB(j)	5.00%	10/01/2052	10,000	10,718,650

South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	3,500	3,239,310

St. Johns (County of), FL; Series 2022, RB(j)	5.00%	06/01/2052	15,145	16,612,906

Sterling Hill Community Development District; Series 2003 A, RB(k)(o)	6.20%	05/01/2035	1,375	701,085

Tampa Bay (City of), FL Water; Series 2001 A, RB (INS - NATL)(g)(j)	6.00%	10/01/2029	13,440	15,985,341

Treeline Preserve Community Development District; Series 2007 A, RB(d)(k)	6.80%	05/01/2039	4,895	685,300

				569,167,702

Georgia–1.11%
Atlanta (City of), GA Department of Aviation; Series 2022 B, RB(c)	5.00%	07/01/2052	2,100	2,182,880

Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB(j)(l)	4.00%	07/01/2049	10,150	9,737,084

Brookhaven (City of), GA Urban Redevelopment Agency; Series 2023 A, RB	4.00%	07/01/2053	10,355	10,178,706

Dalton Whitfield (County of), GA Joint Development Authority (Hamilton Health Care System); Series 2017, RB	4.00%	08/15/2048	15,000	13,538,442

Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.); Series 2019, RB(j)	4.00%	07/01/2049	15,000	13,812,494

Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.);
Series 2021 A, RB	4.00%	02/15/2051	6,130	5,546,008

Series 2021, RB	4.00%	02/15/2046	6,200	5,766,273

George L Smith II Congress Center Authority (Convention Center Hotel);
Series 2021, RB(h)	5.00%	01/01/2036	2,000	1,844,979

Series 2021, RB(h)	5.00%	01/01/2054	6,000	4,845,206

Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	8,220	8,085,397

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia–(continued)
Main Street Natural Gas, Inc.; Series 2019 A, RB	5.00%	05/15/2049	$ 5,000	$ 4,949,897

Marietta (City of), GA Developing Authority (Life University, Inc.);
Series 2017 A, Ref. RB(h)	5.00%	11/01/2037	4,000	3,825,495

Series 2017 A, Ref. RB(h)	5.00%	11/01/2047	4,480	4,020,232

				88,333,093

Hawaii–0.13%
Hawaii (State of) Airport System; Series 2022 A, RB(c)(j)	5.00%	07/01/2047	10,000	10,415,646

Idaho–0.34%
Gooding Industrial Development Corp. (Intrepid Technology & Resources); Series 2006, RB (Acquired 11/03/2006; Cost $7,640,000)(c)(d)(e)(k)	7.50%	11/01/2024	7,640	0

Idaho (State of) Health Facilities Authority (Terraces of Boise);
Series 2014, RB	3.80%	10/01/2031	550	465,121

Series 2014, RB	4.00%	10/01/2033	1,000	820,624

Series 2014, RB	4.50%	10/01/2050	7,030	4,960,316

Series 2014, RB	4.55%	10/01/2056	23,000	15,847,789

Series 2021, Ref. RB	8.00%	10/01/2028	3,450	3,194,120

Idaho (State of) Housing & Finance Association (North Star Charter School); Series 2014 B, Ref. RB(h)(i)	0.00%	07/01/2049	9,112	1,537,735

				26,825,705

Illinois–8.37%
Bolingbrook (Village of), IL;
Series 2005, RB	6.25%	01/01/2024	1,776	1,740,705

Series 2005, RB	6.00%	01/01/2026	4,500	4,158,053

Bolingbrook (Village of), IL Special Service Area No. 2005-1; Series 2019, Ref. RB	5.25%	03/01/2041	4,000	3,679,924

Burbank (City of), IL (Intercultural Montessori Language School); Series 2015, RB(h)	6.25%	09/01/2045	4,000	3,942,831

Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2034	3,145	3,212,958

Series 2003 B, Ref. GO Bonds	5.50%	01/01/2032	2,150	2,198,966

Series 2003 B, Ref. GO Bonds	5.50%	01/01/2033	3,000	3,065,765

Series 2003 B, Ref. GO Bonds	5.50%	01/01/2034	2,160	2,206,674

Series 2005 D, Ref. GO Bonds	5.50%	01/01/2037	6,075	6,184,082

Series 2007 E, Ref. GO Bonds	5.50%	01/01/2035	2,500	2,550,641

Series 2007 F, Ref. GO Bonds(j)(l)	5.50%	01/01/2035	10,640	10,855,527

Series 2007 G, Ref. GO Bonds	5.50%	01/01/2035	375	382,596

Series 2007 G, Ref. GO Bonds	5.50%	01/01/2042	400	405,350

Series 2014 A, Ref. GO Bonds(m)	5.25%	01/01/2033	3,250	3,283,579

Series 2014, RB(j)	5.00%	01/01/2044	16,755	16,801,363

Series 2015 A, GO Bonds	5.50%	01/01/2034	4,440	4,528,152

Series 2015 A, GO Bonds	5.50%	01/01/2035	2,000	2,036,462

Series 2017 A, Ref. GO Bonds(j)(l)	6.00%	01/01/2038	64,150	68,031,190

Chicago (City of), IL (Chicago Works);
Series 2023 A, GO Bonds	5.50%	01/01/2039	6,000	6,492,447

Series 2023 A, GO Bonds	5.50%	01/01/2040	6,500	6,998,349

Chicago (City of), IL (Diversey/Narragansett); Series 2006, COP(k)	7.46%	02/15/2026	1,678	1,225,036

Chicago (City of), IL (O’Hare International Airport);
Series 2018 A, Ref. RB(c)	5.00%	01/01/2053	5,000	5,092,625

Series 2022 A, RB(c)(j)(l)	5.00%	01/01/2048	14,000	14,452,164

Series 2022 A, RB(c)(j)	4.63%	01/01/2053	15,000	14,682,542

Series 2022 A, RB (INS - AGM)(c)(g)(j)	5.50%	01/01/2053	15,000	16,084,364

Series 2022 A, RB(c)	5.50%	01/01/2055	3,495	3,693,245

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)
Chicago (City of), IL Board of Education;
Series 2012 A, GO Bonds	5.00%	12/01/2042	$ 12,280	$ 11,806,701

Series 2015 C, GO Bonds	5.25%	12/01/2039	23,310	23,343,138

Series 2017 H, GO Bonds	5.00%	12/01/2036	4,000	4,043,255

Series 2017 H, GO Bonds	5.00%	12/01/2046	19,525	18,870,331

Series 2018 D, GO Bonds	5.00%	12/01/2046	4,000	3,876,377

Series 2018 D, GO Bonds	5.00%	12/01/2046	19,170	18,303,219

Series 2022 A, GO Bonds	4.00%	12/01/2047	2,000	1,713,752

Series 2023, RB	5.75%	04/01/2048	3,500	3,803,645

East Dundee (Village of), IL (Route 25 South Redevelopment); Series 2012, RB	5.63%	12/01/2031	1,530	1,447,072

Evanston (City of), IL (Roycemore School); Series 2021, RB(h)	4.63%	04/01/2051	1,250	880,700

Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	1,380	1,238,020

Gilberts (Village of), IL Special Service Area No. 25 (The Conservancy); Series 2018 A, RB(f)	6.00%	03/01/2048	12,967	12,017,626

Illinois (State of);
Series 2013, GO Bonds(b)(m)	5.50%	07/10/2023	9,000	9,018,251

Series 2016, Ref. GO Bonds	5.00%	02/01/2026	4,775	4,950,282

Series 2017 C, GO Bonds	5.00%	11/01/2029	10,350	11,013,113

Series 2017 D, GO Bonds	5.00%	11/01/2025	21,000	21,681,673

Series 2020, GO Bonds	5.75%	05/01/2045	8,750	9,506,034

Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(c)	8.00%	06/01/2032	4,020	4,023,296

Illinois (State of) Finance Authority; Series 2018 B, Ref. RB(h)	6.00%	04/01/2038	2,100	2,006,558

Illinois (State of) Finance Authority (DePaul College Prep Foundation); Series 2023, Ref. RB(h)	5.63%	08/01/2053	250	246,230

Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, RB(h)	6.00%	12/01/2045	3,715	3,803,823

Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2035	3,000	2,708,168

Series 2019 A, Ref. RB	5.00%	11/01/2040	20,210	17,150,857

Series 2019 A, Ref. RB	5.00%	11/01/2049	26,085	20,491,760

Illinois (State of) Finance Authority (Montgomery Place);
Series 2017, Ref. RB (Acquired 04/12/2017; Cost $6,795,000)(e)	5.25%	05/15/2037	6,795	5,645,576

Series 2017, Ref. RB (Acquired 04/12/2017-09/08/2020; Cost $12,531,215)(e)	5.25%	05/15/2048	12,770	9,560,096

Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group); Series 2022, RB(j)(l)	5.00%	08/15/2051	25,000	26,273,700

Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	65,871	38,053,635

Illinois (State of) Finance Authority (Peace Village); Series 2013, RB(b)(m)	7.00%	08/15/2023	12,210	12,282,050

Illinois (State of) Finance Authority (Plymouth Place);
Series 2015, Ref. RB(b)(m)	5.25%	05/15/2025	4,810	4,992,720

Series 2015, Ref. RB(b)(m)	5.25%	05/15/2025	1,850	1,920,277

Illinois (State of) Finance Authority (Rogers Park Montessori School);
Series 2014, Ref. RB	6.00%	02/01/2034	750	753,267

Series 2014, Ref. RB	6.13%	02/01/2045	1,500	1,504,535

Illinois (State of) Finance Authority (Roosevelt University);
Series 2007, RB	5.50%	04/01/2037	9,170	8,340,756

Series 2018 B, Ref. RB(h)	6.13%	04/01/2058	6,000	5,513,723

Series 2019 A, RB(h)	6.13%	04/01/2049	1,000	936,678

Series 2019 A, RB(h)	6.13%	04/01/2058	23,840	21,907,861

Illinois (State of) Finance Authority (Social Bonds); Series 2021, Ref. RB	4.00%	11/01/2051	1,100	902,010

Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.00%	02/15/2032	985	973,986

Series 2017, Ref. RB	5.25%	02/15/2037	2,365	2,330,760

Series 2017, Ref. RB	5.25%	02/15/2047	2,500	2,314,759

Illinois (State of) Finance Authority (Villa St. Benedict);
Series 2015, Ref. RB	6.13%	11/15/2035	8,405	8,468,217

Series 2015, Ref. RB	6.38%	11/15/2043	10,700	10,763,253

Illinois (State of) Housing Development Authority (Stonebridge of Gurnee); Series 2016 A, RB(h)	5.45%	01/01/2046	5,000	3,544,698

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, RB (INS - NATL)(g)(i)	0.00%	12/15/2038	$ 29,950	$ 14,665,380

Series 2012 B, RB(i)	0.00%	12/15/2051	13,165	3,065,965

Series 2012, RB(i)	0.00%	12/15/2050	35,755	8,800,915

Series 2015 A, RB	5.00%	06/15/2053	4,000	4,005,122

Series 2015, RB(i)	0.00%	12/15/2052	46,000	10,139,237

Series 2017 B, Ref. RB(f)	4.95%	12/15/2047	3,000	1,821,819

Series 2017 B, Ref. RB(i)	0.00%	12/15/2054	5,000	987,875

Series 2017, RB	5.00%	06/15/2057	11,000	10,973,063

Series 2020, Ref. RB	5.00%	06/15/2050	15,700	15,783,127

Malta (Village of), IL (Prairie Springs); Series 2006, RB(k)	5.75%	12/30/2025	1,800	450,000

Matteson (Village of), IL; Series 2015, RB	6.50%	12/01/2035	1,205	1,237,860

Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	5.00%	01/01/2039	2,000	1,821,921

Plano (City of), IL Special Service Area No. 10 (Lakewood Springs Club); Series 2007, RB(d)(k)	5.80%	03/01/2037	5,615	617,650

Southwestern Illinois Development Authority (US Steel Corp.); Series 2012, RB(c)	5.75%	08/01/2042	1,945	1,954,030

St. Charles (City of), IL Special Service Area No. 21; Series 1998, RB	6.63%	03/01/2028	345	341,988

Villa Park (Village of), IL (Garden Station Redevelopment); Series 2021, RB	4.50%	12/31/2038	1,915	1,431,826

Volo (Village of), IL Special Service Area No. 17; Series 2017, Ref. RB	5.50%	03/01/2047	1,189	1,170,307

Yorkville (United City of), IL (Cannonball/Beecher Road); Series 2007, RB	5.75%	03/01/2028	2,460	2,460,130

				664,640,243

Indiana–0.63%
Indiana (State of) Finance Authority (Good Samaritan Hospital); Series 2016 A, RB	5.50%	04/01/2046	5,785	5,883,773

Indiana (State of) Finance Authority (Indiana University Health); Series 2019 A, RB(j)(l)	4.00%	12/01/2049	13,000	11,943,776

Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB(h)	5.90%	07/01/2038	1,000	984,269

Series 2018 A, Ref. RB(h)	6.00%	07/01/2048	2,750	2,653,218

Indiana (State of) Finance Authority (University of Evansville); Series 2022 A, Ref. RB	5.25%	09/01/2044	6,465	6,259,332

Valparaiso (City of), IN (Pratt Paper, LLC);
Series 2013, RB(c)	6.75%	01/01/2034	10,985	11,158,708

Series 2013, RB(c)	7.00%	01/01/2044	11,000	11,183,831

				50,066,907

Iowa–0.92%
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	16,210	15,482,082

Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2022, Ref. RB(b)	5.00%	12/01/2042	7,200	7,281,297

Series 2022, Ref. RB	5.00%	12/01/2050	8,450	8,488,052

Iowa (State of) Tobacco Settlement Authority; Series 2021 B-2, Ref. RB(i)	0.00%	06/01/2065	380,750	42,147,730

				73,399,161

Kansas–0.42%
Olathe (City of), KS (West Village Center); Series 2007, RB	5.50%	09/01/2026	2,475	2,278,901

Roeland Park (City of), KS (TDD No. 1);
Series 2005, RB(k)(o)	5.75%	12/01/2025	298	232,782

Series 2006 A, RB(k)(o)	5.88%	12/01/2025	560	436,954

Roeland Park (City of), KS (TDD No. 2); Series 2006 B, RB(k)(o)	5.88%	12/01/2025	635	634,536

Wichita (City of), KS (Larksfield Place);
Series 2013 III, Ref. RB(b)(m)	7.13%	12/15/2023	1,000	1,017,513

Series 2013 III, Ref. RB(b)(m)	7.38%	12/15/2023	5,000	5,094,132

Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.38%	05/15/2043	5,000	4,958,027

Series 2013 IV-A, RB	6.50%	05/15/2048	11,000	10,852,578

Series 2014 IV-A, RB	5.63%	05/15/2044	1,850	1,656,370

Series 2014 IV-A, RB	5.63%	05/15/2049	2,750	2,394,495

Series 2019, Ref. RB	5.00%	05/15/2034	1,000	919,773

Series 2019, Ref. RB	5.00%	05/15/2050	2,115	1,660,382

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kansas–(continued)
Wyandotte (County of), KS Unified Government (Legends Apartments Garage & West Lawn); Series 2018, RB	4.50%	06/01/2040	$ 1,675	$ 1,531,354

				33,667,797

Kentucky–0.69%
Christian (County of), KY (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. RB	5.38%	02/01/2036	11,895	12,215,783

Series 2016, Ref. RB	5.50%	02/01/2044	8,500	8,639,069

Kentucky (Commonwealth of) Economic Development Finance Authority (Christian Care Communities); Series 2021, Ref. RB	5.13%	07/01/2055	2,000	1,525,144

Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Homes of Kentucky, Inc.); Series 2012, Ref. RB	5.38%	11/15/2032	1,600	1,446,989

Kentucky (Commonwealth of) Economic Development Finance Authority (Rosedale Green);
Series 2015, Ref. RB	5.50%	11/15/2035	1,200	1,097,621

Series 2015, Ref. RB	5.75%	11/15/2045	2,350	1,989,403

Series 2015, Ref. RB	5.75%	11/15/2050	4,650	3,842,895

Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing);
Series 2013 C, RB(f)	6.60%	07/01/2039	9,000	10,235,209

Series 2013 C, RB(f)	6.75%	07/01/2043	5,000	5,680,187

Series 2013 C, RB(f)	6.88%	07/01/2046	7,000	7,966,687

				54,638,987

Louisiana–0.67%
Lafayette (Parish of), LA School Board;
Series 2023, RB(j)	4.00%	04/01/2048	8,500	8,212,592

Series 2023, RB(j)	4.00%	04/01/2053	4,550	4,344,521

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority;
Series 2015 A, Ref. RB	6.00%	11/15/2030	2,250	2,227,334

Series 2015 A, Ref. RB	6.00%	11/15/2035	4,135	3,970,379

Series 2015 A, Ref. RB	6.25%	11/15/2045	8,985	8,332,359

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Assumption (Parish of), LA Gomesa); Series 2021, RB(h)	3.88%	11/01/2045	5,875	4,961,806

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Cameron (Parish of), LA Gomesa) (Green Bonds); Series 2018, RB(h)	5.65%	11/01/2037	3,850	4,040,747

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Lafourche (Parish of), LA Gomesa); Series 2019, RB(h)	3.95%	11/01/2043	4,317	3,776,001

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Livingston (Parish of), LA Gomesha) (Green Bonds); Series 2018, RB(h)	5.38%	11/01/2038	575	596,427

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. Mary (Parish of), LA Gomesa); Series 2019, RB(h)	4.40%	11/01/2044	3,680	3,456,114

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Terrebonne (Parish of), LA Gomesa); Series 2018 A, RB(h)	5.50%	11/01/2039	2,235	2,330,337

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Vermilion (Parish of), LA Gomesha) (Green Bonds); Series 2019, RB(h)	4.63%	11/01/2038	1,825	1,831,436

Louisiana (State of) Public Facilities Authority (Encore Academy); Series 2021, RB (Acquired 11/03/2021; Cost $3,203,836)(e)(h)	5.00%	06/01/2051	3,055	2,071,773

St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2010, RB(h)	6.35%	07/01/2040	3,000	3,232,988

				53,384,814

Maine–0.13%
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Healthcare System);
Series 2016 A, RB	5.00%	07/01/2041	6,800	6,603,874

Series 2016 A, RB	5.00%	07/01/2046	3,705	3,367,807

				9,971,681

Maryland–0.35%
Anne Arundel (County of), MD; Series 2023, GO Bonds	4.00%	10/01/2052	10,550	10,377,486

Anne Arundel (County of), MD (The Villages at Two Rivers); Series 2014, RB	5.25%	07/01/2044	2,145	2,137,856

Baltimore (City of), MD (Convention Center Hotel); Series 2017, Ref. RB	5.00%	09/01/2032	3,135	3,121,939

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Maryland–(continued)
Baltimore (City of), MD (Harbor Point); Series 2022, RB	5.00%	06/01/2051	$ 1,000	$ 944,102

Howard (County of), MD (Annapolis Junction Town Center);
Series 2014, RB	5.80%	02/15/2034	720	700,925

Series 2014, RB	6.10%	02/15/2044	1,420	1,366,616

Howard (County of), MD (Vantage House Facility); Series 2016, Ref. RB	5.00%	04/01/2046	2,710	2,182,943

Prince George’s (County of), MD (Westphalia Town Center);
Series 2018, RB(h)	5.13%	07/01/2039	1,300	1,276,905

Series 2018, RB(h)	5.25%	07/01/2048	2,100	2,049,290

Rockville (City of), MD (Ingleside at King Farm);
Series 2017 A-1, Ref. RB	5.00%	11/01/2037	1,250	1,121,542

Series 2017 B, RB	5.00%	11/01/2042	2,100	1,807,047

Series 2017 B, RB	5.00%	11/01/2047	500	416,779

				27,503,430

Massachusetts–1.25%
Collegiate Charter School of Lowell;
Series 2019, RB	5.00%	06/15/2049	1,750	1,600,272

Series 2019, RB	5.00%	06/15/2054	1,620	1,453,623

Massachusetts (Commonwealth of); Series 2004 A, Ref. GO Bonds (INS - AMBAC)(g)(j)	5.50%	08/01/2030	32,040	37,210,122

Massachusetts (Commonwealth of) Bay Transportation Authority; Series 2023 A-1, RB	4.00%	07/01/2053	9,500	9,147,316

Massachusetts (Commonwealth of) Development Finance Agency; Series 2019 A, Ref. RB	4.00%	07/01/2044	13,400	11,198,391

Massachusetts (Commonwealth of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(j)	5.50%	07/01/2032	5,015	6,196,379

Massachusetts (Commonwealth of) Transportation Fund;
Series 2022 A, RB(j)	5.00%	06/01/2050	15,000	16,246,143

Series 2022 B, RB(j)	5.00%	06/01/2052	15,000	16,341,723

				99,393,969

Michigan–1.20%
Advanced Technology Academy; Series 2019, Ref. RB	5.00%	11/01/2044	900	802,191

Charyl Stockwell Academy;
Series 2015, Ref. RB	5.50%	10/01/2035	2,740	2,603,259

Series 2015, Ref. RB	5.75%	10/01/2045	3,500	3,242,970

Detroit (City of), MI; Series 2014 B-1, GO Bonds	0.00%	04/01/2044	17,500	12,913,864

Grand Blanc Academy; Series 2000, COP	7.75%	02/01/2030	1,330	1,188,642

Kalamazoo Economic Development Corp. (Friendship Village of Kalamazoo);
Series 2021, Ref. RB(h)	5.00%	08/15/2041	1,235	1,037,674

Series 2021, Ref. RB(h)	5.00%	08/15/2051	1,510	1,169,225

Michigan (State of) Finance Authority; Series 2020 B-2, Ref. RB(i)	0.00%	06/01/2065	101,350	9,964,803

Michigan (State of) Finance Authority (Madison Academy); Series 2021, Ref. RB	5.00%	12/01/2046	1,295	1,037,555

Michigan (State of) Finance Authority (McLaren Health Care); Series 2019 A, RB(j)	4.00%	02/15/2050	14,975	13,716,634

Michigan (State of) Housing Development Authority;
Series 2022, RB(j)(l)	5.10%	12/01/2037	10,000	10,559,645

Series 2022, RB(j)(l)	5.20%	12/01/2040	4,425	4,640,358

Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.);
Series 2016, RB(h)	5.00%	07/01/2036	1,970	1,390,130

Series 2016, RB(h)	5.00%	07/01/2046	2,000	1,200,040

Series 2016, RB(h)	5.00%	07/01/2051	3,080	1,774,371

Michigan (State of) Strategic Fund (Evangelical Homes); Series 2013, Ref. RB	5.50%	06/01/2047	6,350	5,082,577

Michigan (State of) Strategic Fund (Friendship Village of Kalamazoo); Series 2021, Ref. RB(h)	5.00%	08/15/2051	1,000	774,321

Saline Economic Development Corp. (Evangelical Homes of Michigan); Series 2013, Ref. RB	5.50%	06/01/2047	6,735	5,390,733

Three Rivers Community Schools;
Series 2023 II, GO Bonds	4.13%	05/01/2046	4,165	4,082,812

Series 2023 II, GO Bonds	4.25%	05/01/2052	2,590	2,542,333

Waterford Township Economic Development Corp. (Canterbury Health Care, Inc.);
Series 2016 A, Ref. RB(h)	5.00%	07/01/2036	4,550	3,210,707

Series 2016 A, Ref. RB(h)	5.00%	07/01/2046	4,895	2,937,098

Series 2016 A, Ref. RB(h)	5.00%	07/01/2051	2,795	1,610,184

Woodhaven-Brownstown School District; Series 2023 II, GO Bonds	4.25%	11/01/2049	2,685	2,651,981

				95,524,107

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Minnesota–1.28%
Anoka (City of), MN (The Homestead at Anoka, Inc.); Series 2017, Ref. RB	5.50%	11/01/2046	$ 3,700	$ 3,319,098

Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.00%	07/01/2037	375	314,155

Brooklyn Park (City of), MN (Athlos Leadership Academy);
Series 2015, RB	5.50%	07/01/2035	1,490	1,360,702

Series 2015, RB	5.50%	07/01/2040	2,250	1,952,891

Series 2015, RB	5.75%	07/01/2046	2,800	2,404,823

Carlton (City of), MN (Inter-Faith Care Center); Series 2006, Ref. RB(d)	5.70%	04/01/2036	2,000	1,200,000

Dakota (County of), MN Community Development Agency (Quill); Series 2021, RB(h)	3.55%	04/01/2039	5,000	3,725,245

Deephaven (City of), MN (Seven Hills Preparatory Academy); Series 2017, RB	5.00%	10/01/2049	1,200	1,007,370

Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group);
Series 2018, Ref. RB	5.00%	02/15/2053	15,875	16,066,853

Series 2018, Ref. RB	5.00%	02/15/2058	3,000	3,028,696

Minneapolis (City of), MN (Riverton Community Housing);
Series 2014, Ref. RB	5.50%	08/01/2049	6,500	6,454,883

Series 2018, RB(h)	4.75%	08/01/2043	600	554,836

Minnesota (State of) Higher Education Facilities Authority (St. Olaf college); Series 2021, RB	4.00%	10/01/2050	1,600	1,485,741

Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	6,000	5,911,377

Sartell (City of), MN (Country Manor Campus LLC); Series 2013, RB	5.38%	09/01/2043	5,000	4,371,073

St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, RB(b)(d)(h)	6.00%	07/01/2027	26,750	2,675,000

St. Paul (City of), MN Housing & Redevelopment Authority (Emerald Gardens); Series 2010, Ref. RB	6.50%	03/01/2029	625	625,153

St. Paul (City of), MN Housing & Redevelopment Authority (High School for Recording Arts);
Series 2015, RB	6.00%	10/01/2035	2,695	2,599,293

Series 2015, RB	6.25%	10/01/2045	4,275	4,072,271

St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy);
Series 2018, RB	5.00%	12/01/2043	4,170	3,944,966

Series 2018, RB	5.13%	12/01/2049	7,560	7,156,870

St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy);
Series 2016, Ref. RB	5.75%	09/01/2046	1,000	1,001,069

Series 2016, Ref. RB	6.00%	09/01/2051	3,550	3,568,280

St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	4,000	3,251,818

St. Paul (City of), MN Housing & Redevelopment Authority (Marian Center); Series 2007 A, Ref. RB	5.38%	05/01/2043	5,000	4,281,941

St. Paul (City of), MN Housing & Redevelopment Authority (Rossy & Richard Shaller Family Sholom East Campus);
Series 2018, Ref. RB	4.35%	10/01/2038	1,185	932,155

Series 2018, Ref. RB	5.00%	10/01/2043	1,000	809,775

Series 2018, Ref. RB	4.65%	10/01/2048	1,500	1,109,896

St. Paul Park (City of), MN (Presbyterian Homes Bloomington); Series 2017, Ref. RB	5.00%	09/01/2042	500	472,770

Vadnais Heights (City of), MN (Agriculture & Food Sciences Academy);
Series 2018 A, Ref. RB	5.50%	12/01/2038	3,255	3,054,797

Series 2018 A, Ref. RB	5.88%	12/01/2048	4,500	4,237,150

Series 2018 A, Ref. RB	6.50%	12/01/2053	4,315	4,336,702

Series 2018 B, Ref. RB	6.75%	12/01/2025	330	319,197

				101,606,846

Mississippi–0.09%
Mississippi (State of) Development Bank (Hancock County Gomesa) (Green Bonds); Series 2019, RB(h)	4.55%	11/01/2039	2,100	2,075,997

Mississippi (State of) Development Bank (Jackson County Gomesa); Series 2021, RB(h)	3.63%	11/01/2036	1,000	898,523

Tunica (County of), MS; Series 2019, Ref. RB	6.00%	10/01/2040	4,870	4,316,204

				7,290,724

Missouri–1.40%
Branson Hills Infrastructure Facilities Community Improvement District; Series 2007 A, RB(k)	5.50%	04/01/2027	5,541	1,329,742

Dardenne Town Square Transportation Development District; Series 2006 A, RB(k)(o)	5.00%	05/01/2036	5,190	2,491,200

Grandview (City of), MO Industrial Development Authority (Grandview Crossing); Series 2006, RB(k)(o)	5.75%	12/01/2028	1,250	275,000

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Missouri–(continued)
I-470 Western Gateway Transportation Development District;
Series 2019 A, RB(h)	5.25%	12/01/2048	$ 6,415	$ 6,397,105

Series 2019 B, RB(h)	7.75%	12/15/2048	3,853	3,659,070

Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(c)(j)	5.00%	03/01/2054	20,000	20,409,900

Series 2020, RB(c)	4.00%	03/01/2045	6,040	5,632,757

Series 2020, RB (INS - AGM)(c)(g)	4.00%	03/01/2057	750	674,534

Kansas City (City of), MO Industrial Development Authority (Northwoods Apartments); Series 2004 A, RB(c)	6.45%	05/01/2040	1,723	1,701,947

Kansas City (City of), MO Land Clearance for Redevelopment Authority (Convention Center Hotel); Series 2018 B, RB(h)	5.00%	02/01/2050	2,550	1,846,470

Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2050	12,750	9,579,543

Series 2017, Ref. RB	5.25%	05/15/2037	3,285	2,801,571

Series 2017, Ref. RB	5.25%	05/15/2042	1,000	800,878

Lee’s Summit (City of), MO Industrial Development Authority (John Knox Village Obligated Group); Series 2014 A, RB	5.25%	08/15/2039	3,000	2,630,148

Liberty (City of), MO (Liberty Commons); Series 2015 A, RB(h)	6.00%	06/01/2046	6,170	5,613,346

Maplewood (City of), MO (Maplewood South Redevelopment Area); Series 2005, Ref. RB	5.75%	11/01/2026	690	670,446

Missouri (State of) Development Finance Board (St. Louis Zoo); Series 2022, RB(j)	5.13%	05/01/2052	10,005	10,651,607

Missouri (State of) Health & Educational Facilities Authority (Truman Medical Center, Inc.); Series 2017 B, RB(h)	4.25%	12/01/2042	7,460	7,070,111

St. Louis (City of), MO Industrial Development Authority; Series 2011, RB	6.38%	12/01/2025	950	950,000

St. Louis (City of), MO Industrial Development Authority (Ballpark Village Development); Series 2017 A, Ref. RB	4.75%	11/15/2047	1,500	1,107,055

St. Louis (County of), MO Industrial Development Authority (Friendship Village West County);
Series 2018 A, RB	5.00%	09/01/2038	5,500	4,995,932

Series 2018 A, RB	5.13%	09/01/2048	12,345	10,467,300

Series 2018 A, RB	5.13%	09/01/2049	6,475	5,474,609

Series 2018 A, RB	5.25%	09/01/2053	4,900	4,155,731

				111,386,002

Montana–0.04%
Kalispell (City of), MT (Immanuel Lutheran Corp.);
Series 2017, Ref. RB	5.25%	05/15/2037	1,000	894,034

Series 2017, Ref. RB	5.25%	05/15/2047	750	605,944

Series 2017, Ref. RB	5.25%	05/15/2052	2,320	1,823,779

				3,323,757

Nevada–0.21%
Clark (County of), NV (Homestead Boulder City); Series 1997, RB	6.50%	12/01/2027	1,050	1,015,949

Las Vegas (City of), NV; Series 2016, RB(h)	4.38%	06/15/2035	3,830	3,482,752

Nevada (State of) Department of Business & Industry (Fulcrum Sierra Biofuels, LLC) (Green Bonds); Series 2017, RB(c)(h)	6.25%	12/15/2037	1,000	896,144

Nevada (State of) Department of Business & Industry (Somerset Academy);
Series 2018 A, RB(h)	5.00%	12/15/2038	1,000	955,237

Series 2018 A, RB(h)	5.00%	12/15/2048	3,000	2,653,129

North Las Vegas (City of), NV Special Improvement District No. 66 (Villages at Tule Springs Village 1);
Series 2022, RB(h)	5.75%	06/01/2042	350	349,198

Series 2022, RB(h)	6.00%	06/01/2052	1,800	1,803,713

Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor);
Series 2018 C, Ref. RB(h)(i)	0.00%	07/01/2058	32,000	4,068,105

Series 2018 D, Ref. RB(h)(i)	0.00%	07/01/2058	13,000	1,301,812

				16,526,039

New Hampshire–0.08%
New Hampshire (State of) Business Finance Authority (Covanta); Series 2018 C, Ref. RB(c)(h)	4.88%	11/01/2042	7,500	6,625,950

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–3.13%
Camden (County of), NJ Improvement Authority (The) (KIPP Cooper Norcross Academy) (Social Bonds);
Series 2022, RB	6.00%	06/15/2047	$ 1,425	$ 1,514,602

Series 2022, RB	6.00%	06/15/2062	4,300	4,520,646

New Jersey (State of) Economic Development Authority (Beloved Community Charter School, Inc.);
Series 2019 A, RB(h)	5.00%	06/15/2049	1,110	1,013,618

Series 2019 A, RB(h)	5.00%	06/15/2054	725	652,477

New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(c)	5.25%	09/15/2029	47,065	47,187,468

Series 2000 A, RB(c)	5.63%	11/15/2030	20,000	20,274,730

Series 2012, RB(c)	5.75%	09/15/2027	34,325	34,410,754

New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.);
Series 2012 A, RB	6.00%	07/01/2032	1,655	1,656,256

Series 2012 A, RB	6.10%	07/01/2044	4,025	4,027,244

Series 2012 C, RB	5.00%	07/01/2032	1,260	1,239,207

Series 2012 C, RB	5.30%	07/01/2044	4,500	4,350,155

New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(c)	5.38%	01/01/2043	13,855	13,896,176

Series 2013, RB(c)	5.63%	01/01/2052	22,695	22,781,967

New Jersey (State of) Transportation Trust Fund Authority;
Series 2009 A, RB(i)	0.00%	12/15/2038	63,105	32,987,104

Series 2010 A, RB(i)	0.00%	12/15/2031	7,540	5,460,686

Series 2010 A, RB(i)	0.00%	12/15/2036	45,555	26,237,097

Series 2010 A, RB(i)	0.00%	12/15/2037	10,000	5,497,001

Series 2013 AA, RB(b)(m)	5.00%	07/03/2023	3,645	3,646,309

Series 2019, RB	5.25%	06/15/2043	10,000	10,493,421

Series 2019, Ref. RB	5.00%	12/15/2039	6,300	6,634,627

				248,481,545

New Mexico–0.18%
New Mexico (State of) Hospital Equipment Loan Council (La Vida Expansion);
Series 2019 A, RB	5.00%	07/01/2039	1,225	1,089,242

Series 2019 A, RB	5.00%	07/01/2049	10,525	8,542,344

Winrock Town Center Tax Increment Development District No. 1; Series 2020, RB(h)	8.00%	05/01/2040	5,510	4,926,384

				14,557,970

New York–11.92%
Amherst (Town of), NY Industrial Development Agency (Shaary Zedek); Series 2006 A, Ref. RB	7.00%	06/15/2036	1,585	1,585,432

Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB(i)	0.00%	07/15/2034	14,345	8,623,059

Series 2009, RB(i)	0.00%	07/15/2044	23,805	7,951,572

Broome County Local Development Corp. (Good Shepherd Village at Endwell); Series 2021, Ref. RB	4.00%	01/01/2047	1,160	846,411

Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School);
Series 2017 A, RB	5.00%	08/01/2037	1,325	1,276,709

Series 2017 A, RB	5.00%	08/01/2047	3,790	3,467,140

Series 2017 A, RB	5.00%	08/01/2052	790	711,758

Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(c)(h)	5.50%	12/31/2040	13,140	11,378,210

Build NYC Resource Corp. (Classical Charter Schools); Series 2023, RB	4.75%	06/15/2053	1,240	1,161,193

Build NYC Resource Corp. (NY Preparatory Charter School);
Series 2021 A, RB(h)	4.00%	06/15/2041	785	639,660

Series 2021 A, RB(h)	4.00%	06/15/2056	450	324,779

Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	10,000	9,116,938

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Metropolitan Transportation Authority (Green Bonds);
Series 2019 C, RB (INS - AGM)(g)(j)(l)	4.00%	11/15/2046	$ 22,245	$ 21,496,665

Series 2019 C, RB (INS - AGM)(g)(j)(l)	4.00%	11/15/2049	14,615	14,014,328

Series 2020 C-1, RB	5.00%	11/15/2050	14,000	14,296,267

Series 2020 C-1, RB	5.25%	11/15/2055	10,500	10,843,790

Series 2020 D-1, RB	5.00%	11/15/2045	10,000	10,270,083

Subseries 2020 A-1, RB (INS - AGM)(g)(j)(l)	4.00%	11/15/2043	16,025	15,665,987

Subseries 2020 A-1, RB(j)(l)	4.00%	11/15/2053	27,500	24,605,562

Monroe County Industrial Development Corp. (Rochester Regional Health); Series 2020, Ref. RB	4.00%	12/01/2046	10,200	8,675,932

Monroe County Industrial Development Corp. (St. Ann’s Community);
Series 2019, Ref. RB	5.00%	01/01/2040	8,500	7,021,446

Series 2019, Ref. RB	5.00%	01/01/2050	6,750	5,052,760

Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB (Acquired 12/13/2007-02/28/2018; Cost $32,577,620)(e)	5.00%	01/01/2058	30,885	13,898,439

Series 2021, Ref. RB (Acquired 09/07/2021; Cost $14,980,000)(e)(h)	9.00%	01/01/2041	14,980	12,433,400

Nassau County Tobacco Settlement Corp.;
Series 2006 A-3, RB	5.00%	06/01/2035	10,390	9,449,157

Series 2006 A-3, RB	5.13%	06/01/2046	64,730	57,891,761

Series 2006 B, RB(i)	0.00%	06/01/2046	105,990	28,459,947

New York (City of), NY;
Subseries 2023 B-1, GO Bonds(j)	5.25%	10/01/2047	10,000	11,114,372

Subseries 2023 E-1, GO Bonds	4.00%	04/01/2050	34,385	33,088,548

New York (City of), NY Municipal Water Finance Authority;
Series 2014 BB, RB(b)(m)	5.00%	06/15/2023	50	50,027

Subseries 2022 CC-1, RB(j)	5.00%	06/15/2052	21,210	22,800,534

Subseries 2023 AA-3, RB(j)	5.00%	06/15/2047	10,000	10,886,858

New York (City of), NY Transitional Finance Authority;
Series 2022 C-1, RB	4.00%	02/01/2051	2,020	1,956,668

Series 2022, RB(j)	5.25%	11/01/2048	12,500	13,828,126

Subseries 2019 S1B, RB	3.00%	07/15/2049	5,000	3,881,973

Subseries 2022 C-1, RB(j)	4.00%	02/01/2047	11,000	10,738,779

New York (State of) Dormitory Authority;
Series 2015 C, RB(b)(m)	5.00%	09/15/2025	40	41,595

Series 2018 E, RB(j)	5.00%	03/15/2045	35,050	37,220,412

Series 2022 A, RB (INS - AGM)(g)(j)	4.25%	05/01/2052	15,000	14,691,081

New York (State of) Dormitory Authority (Montefiore Medical Center); Series 2020 A, RB (INS - AGM)(g)(j)(l)	3.00%	09/01/2050	14,775	10,485,930

New York (State of) Thruway Authority;
Series 2019 B, RB(j)	4.00%	01/01/2053	15,000	14,075,381

Series 2021 A-1, RB(j)	4.00%	03/15/2054	10,000	9,607,566

Series 2021 A-1, RB(j)	4.00%	03/15/2059	30,000	28,473,150

New York (State of) Thruway Authority (Bidding Group 5); Series 2021 A-1, Ref. RB	3.00%	03/15/2048	5,000	3,842,182

New York (State of) Thruway Authority (Green Bonds);
Series 2022 C, RB(j)	4.13%	03/15/2056	5,000	4,864,832

Series 2022 C, RB(j)	4.13%	03/15/2057	15,000	14,562,809

New York City Housing Development Corp. (Sustainable Development Bonds);
Series 2022 F-1, RB	4.60%	11/01/2042	2,000	2,016,251

Series 2022 F-1, RB	4.75%	11/01/2047	1,000	1,000,681

Series 2022 F-1, RB	4.85%	11/01/2052	3,000	3,013,597

Series 2022 F-1, RB	4.90%	11/01/2057	3,000	3,020,484

New York Convention Center Development Corp. (Hotel Unit Fee Secured); Series 2016, RB(i)	0.00%	11/15/2049	13,390	3,673,422

New York Counties Tobacco Trust IV; Series 2005 F, RB(i)	0.00%	06/01/2060	50,000	2,649,425

New York Counties Tobacco Trust V;
Series 2005 S-1, RB(i)	0.00%	06/01/2038	65,990	26,611,094

Series 2005 S-2, RB(i)	0.00%	06/01/2050	45,500	6,301,568

Series 2005 S-3, RB(i)	0.00%	06/01/2055	268,000	20,170,243

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York Liberty Development Corp. (3 World Trade Center);
Series 2014, Class 1, Ref. RB(h)	5.00%	11/15/2044	$ 5,000	$ 4,909,524

Series 2014, Class 2, Ref. RB(h)	5.38%	11/15/2040	2,500	2,504,588

Series 2014, Class 3, Ref. RB(h)	7.25%	11/15/2044	49,000	49,627,607

New York Liberty Development Corp. (7 World Trade Center); Series 2022, Ref. RB	3.13%	09/15/2050	9,130	7,102,567

New York Liberty Development Corp. (Green Bonds); Series 2021 A, Ref. RB (INS - AGM)(g)(j)(l)	3.00%	11/15/2051	10,000	7,200,291

New York State Urban Development Corp.; Series 2020 A, RB	3.00%	03/15/2050	7,500	5,607,355

New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(c)	5.25%	08/01/2031	8,320	8,581,273

Series 2020, Ref. RB(c)	5.38%	08/01/2036	11,505	11,616,419

New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(c)	5.00%	08/01/2026	3,725	3,729,597

Series 2016, Ref. RB(c)	5.00%	08/01/2031	3,775	3,780,124

Series 2021, Ref. RB(c)	3.00%	08/01/2031	3,500	3,041,754

New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(c)	5.00%	01/01/2028	10,650	11,016,864

Series 2018, RB(c)	5.00%	01/01/2034	4,905	5,050,562

Series 2020, RB(c)	5.00%	10/01/2040	16,450	16,667,382

Series 2020, RB(c)	4.38%	10/01/2045	750	711,502

New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(c)	5.00%	07/01/2046	5,420	5,279,017

Series 2016 A, RB(c)	5.25%	01/01/2050	10,995	10,953,506

New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport); Series 2022, RB (INS - AGM)(c)(g)	4.00%	12/01/2042	5,000	4,678,072

Niagara Area Development Corp. (Covanta); Series 2018 A, Ref. RB(c)(h)	4.75%	11/01/2042	2,390	2,077,186

Rockland Tobacco Asset Securitization Corp.; Series 2005 C, RB(h)(i)	0.00%	08/15/2060	368,350	22,764,693

Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(d)	5.00%	07/01/2027	1,985	893,250

Series 2013 A, RB(d)	5.00%	07/01/2038	5,700	2,565,000

Triborough Bridge & Tunnel Authority; Series 2019 C, RB (INS - AGM)(g)(j)(l)	3.00%	11/15/2047	12,665	10,003,911

Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2012 1-A, RB(j)	4.00%	11/15/2056	10,000	9,354,449

Series 2022 A, RB(j)	5.00%	05/15/2057	11,490	12,312,582

Series 2023 A, RB	4.25%	05/15/2058	20,000	19,681,462

TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	8,325	7,817,796

Series 2016 B, Ref. RB	5.00%	06/01/2048	21,205	19,638,375

Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(c)(h)	7.00%	06/01/2046	58,890	51,934,490

Westchester County Healthcare Corp.; Series 2014 A, RB	5.00%	11/01/2044	1	407

Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. RB	5.13%	06/01/2051	9,405	9,518,374

				946,445,952

North Carolina–0.23%
Clayton (Town of), NC; Series 2022, RB	4.00%	08/01/2047	3,720	3,602,978

Greater Asheville Regional Airport Authority;
Series 2023, RB (INS - AGM)(c)(g)	5.25%	07/01/2048	2,000	2,142,057

Series 2023, RB (INS - AGM)(c)(g)	5.25%	07/01/2053	1,250	1,330,595

North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB(c)	5.00%	06/30/2054	1,000	962,024

North Carolina (State of) Medical Care Commission (Aldersgate); Series 2013, Ref. RB(b)(m)	6.25%	07/01/2023	3,750	3,757,803

North Carolina (State of) Medical Care Commission (Salemtowne Project);
Series 2018 A, RB	5.00%	10/01/2038	1,485	1,300,822

Series 2018 A, RB	5.00%	10/01/2048	6,080	4,852,285

				17,948,564

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

North Dakota–0.25%
Burleigh (County of), ND (University of Mary);
Series 2016, RB	5.10%	04/15/2036	$ 1,500	$ 1,437,070

Series 2016, RB	5.20%	04/15/2046	1,125	1,016,312

Grand Forks (City of), ND (Altru Health System);
Series 2021, Ref. RB	4.00%	12/01/2046	9,395	7,672,538

Series 2021, Ref. RB	4.00%	12/01/2051	11,845	9,385,530

				19,511,450

Ohio–4.84%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2041	3,800	3,856,304

Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	3.00%	06/01/2048	11,000	8,122,306

Series 2020 B-2, Ref. RB	5.00%	06/01/2055	82,530	76,464,631

Series 2020 B-3, Ref. RB(i)	0.00%	06/01/2057	398,785	44,435,217

Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB(h)	6.75%	01/01/2044	13,900	13,651,503

Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Flats East Bank); Series 2021, Ref. RB(h)	4.50%	12/01/2055	725	630,526

Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(c)	5.38%	09/15/2027	4,190	4,202,812

Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(h)	5.00%	06/01/2028	3,070	3,067,334

Cuyahoga (County of), OH (MetroHealth System);
Series 2017, RB(j)(l)	5.25%	02/15/2047	26,990	27,251,218

Series 2017, RB(j)(l)	5.50%	02/15/2052	19,495	19,802,070

Series 2017, RB(j)(l)	5.50%	02/15/2057	30,650	31,088,546

Series 2017, Ref. RB	5.00%	02/15/2057	10,000	9,516,969

Darke (County of), OH (Wayne Healthcare); Series 2019 A, RB	5.00%	09/01/2049	2,000	1,818,053

Franklin (County of), OH (Wesley Communities);
Series 2020, Ref. RB	5.25%	11/15/2040	1,000	898,544

Series 2020, Ref. RB	5.25%	11/15/2055	6,300	5,269,649

Franklin (County of), OH Convention Facilities Authority (Greater Columbus Convention Center);
Series 2019, RB	5.00%	12/01/2039	715	673,885

Series 2019, RB	5.00%	12/01/2051	2,500	2,290,214

Hamilton (County of), OH (UC Health);
Series 2020, RB(j)(l)	4.00%	09/15/2050	15,000	11,651,993

Series 2020, RB	4.00%	09/15/2050	3,000	2,330,399

Marion (County of), OH (United Church Homes, Inc.);
Series 2019, Ref. RB	5.00%	12/01/2039	1,150	1,017,391

Series 2019, Ref. RB	5.13%	12/01/2049	3,545	2,979,785

Montgomery (County of), OH (Premier Health Partners Obligated Group);
Series 2019 A, RB(j)(l)	4.00%	11/15/2045	11,825	10,358,394

Series 2019 A, Ref. RB	4.00%	11/15/2042	4,955	4,469,239

Series 2019 A, Ref. RB	4.00%	11/15/2045	2,420	2,119,857

Montgomery (County of), OH (Trousdale Foundation Properties);
Series 2018 A, RB (Acquired 08/29/2018-09/14/2020; Cost $ 5,913,223)(e)(h)	6.00%	04/01/2038	7,270	2,544,500

Series 2018 A, RB (Acquired 04/01/2020-09/14/2020; Cost $ 1,179,363)(e)(h)	6.25%	04/01/2049	2,115	740,250

Muskingum (County of), OH (Genesis Healthcare System);
Series 2013, RB	5.00%	02/15/2044	23,810	21,304,659

Series 2013, RB	5.00%	02/15/2048	16,370	14,386,637

Ohio (State of); Series 2020 A, Ref. RB	5.00%	01/15/2050	3,920	4,025,008

Ohio (State of) Air Quality Development Authority (AMG Vanadium Project); Series 2019, RB(c)(h)	5.00%	07/01/2049	12,400	11,212,654

Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(c)(h)	4.50%	01/15/2048	500	463,463

Ohio State University (The) (Green Bonds); Series 2021 A, GO Bonds (INS - AGM)(g)(j)	5.50%	11/01/2059	10,000	10,894,325

Ohio State University (The) (Multiyear Debt Issuance Program II) (Green Bonds); Series 2021 A, RB(j)	4.00%	12/01/2048	10,000	9,642,090

Southeastern Ohio (State of) Port Authority (Memorial Health Systems);
Series 2015, Ref. RB	5.00%	12/01/2035	1,750	1,579,171

Series 2015, Ref. RB	5.00%	12/01/2043	6,695	5,410,595

Series 2015, Ref. RB	5.50%	12/01/2043	3,875	3,411,536

Southern Ohio Port Authority (Purecycle); Series 2020 A, RB(c)(h)	6.25%	12/01/2025	6,000	5,644,495

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)
Tuscarawas (County of), OH Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. RB	6.00%	03/01/2045	$ 5,000	$ 4,957,486

				384,183,708

Oklahoma–1.87%
Atoka (County of), OK Health Care Authority (Atoka Memorial Hospital); Series 2007, RB (Acquired 08/30/2007; Cost $3,155,000)(e)	6.63%	10/01/2037	3,040	2,719,215

Oklahoma (State of) Development Finance Authority (OU Medicine);
Series 2018 B, RB(j)(l)	5.50%	08/15/2052	15,210	13,901,791

Series 2018 B, RB	5.50%	08/15/2057	11,180	10,089,239

Series 2018 B, RB(j)(l)	5.50%	08/15/2057	23,320	21,044,817

Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing);
Series 2017, RB(d)	5.00%	08/01/2047	10,500	10,500

Series 2017, RB(d)	5.00%	08/01/2052	20,000	20,000

Series 2017, RB(d)	5.25%	08/01/2057	2,190	2,190

Oklahoma (State of) Development Finance Authority (Sommerset); Series 2015, RB	5.00%	07/01/2035	1,300	1,211,571

Oklahoma (State of) Water Resources Board; Series 2023 A, RB	4.38%	10/01/2053	650	651,903

Oklahoma (State of) Water Resources Board (2019 Master Trust);
Series 2023 A, RB	4.25%	10/01/2048	1,000	1,000,713

Series 2023, RB	4.00%	04/01/2048	2,900	2,845,741

Series 2023, RB	4.13%	04/01/2053	3,600	3,542,802

Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch);
Series 2016 A, RB(d)	6.88%	11/01/2046	2,469	6,172

Series 2016 A, RB(d)	6.63%	11/30/2049	1,164	2,911

Series 2016 A, RB(d)	7.00%	11/01/2051	2,429	6,072

Series 2016 B-1, RB(d)	5.25%	11/30/2049	1,664	4,159

Tulsa (City of), OK Airports Improvement Trust;
Series 2000 A, Ref. RB(c)	5.50%	06/01/2035	18,625	18,631,394

Series 2001 B, Ref. RB(c)	5.50%	12/01/2035	15,000	15,004,163

Series 2001 C, Ref. RB(c)	5.50%	12/01/2035	47,625	47,638,216

Tulsa (City of), OK Airports Improvement Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(b)(c)	5.00%	06/01/2025	6,500	6,533,065

Tulsa (City of), OK Authority for Economic Opportunity (Santa Fe Square); Series 2021, RB(h)	4.38%	12/01/2041	3,955	3,246,565

				148,113,199

Oregon–0.41%
Clackamas (County of), OR Hospital Facility Authority (Willamette View); Series 2017 A, Ref. RB	5.00%	11/15/2032	500	486,411

Series 2017 A, Ref. RB	5.00%	11/15/2037	500	471,947

Series 2017 A, Ref. RB	5.00%	11/15/2052	2,750	2,409,558

Oregon (State of) Facilities Authority (Legacy Health); Series 2016 A, RB(j)	4.00%	06/01/2046	16,025	14,659,821

Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(c)	5.50%	07/01/2053	10,000	10,879,960

Yamhill (County of), OR Hospital Authority (Friendsview Retirement Community); Series 2016 A, Ref. RB	5.00%	11/15/2046	1,835	1,399,567

Yamhill (County of), OR Hospital Authority (Friendsview);
Series 2021 A, Ref. RB	5.00%	11/15/2046	2,500	1,906,768

Series 2021 A, Ref. RB	5.00%	11/15/2051	500	368,571

				32,582,603

Pennsylvania–2.02%
Allegheny (County of), PA Airport Authority; Series 2021 A, RB(c)	5.00%	01/01/2051	10,000	10,303,356

Allegheny (County of), PA Sanitary Authority; Series 2022, RB	5.00%	06/01/2053	3,000	3,178,552

Allentown (City of), PA Neighborhood Improvement Zone Development Authority (615 Waterfront); Series 2021, RB(h)	6.00%	05/01/2042	4,940	5,033,054

Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center); Series 2022, RB(h)	5.25%	05/01/2042	3,710	3,653,013

Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2038	1,750	1,520,718

Series 2018, Ref. RB	5.00%	12/01/2043	4,800	3,929,852

Series 2019, RB	5.00%	12/01/2054	2,000	1,524,591

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)
Lehigh (County of), PA General Purpose Authority (Kidspeace Obligation Group);
Series 2014 A, RB	7.50%	02/01/2044	$ 4,864	$ 4,343,511

Series 2014 B, RB(f)	7.50%	02/01/2044	1,379	730,606

Series 2014 C, RB(d)	0.00%	02/01/2044	4,122	22,687

Pennsylvania (Commonwealth of); First Series 2014, GO Bonds(j)	5.00%	06/15/2034	15,450	15,717,945

Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(c)	5.50%	11/01/2044	4,000	4,013,795

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(c)	5.25%	06/30/2053	11,000	11,282,647

Series 2022, RB (INS - AGM)(c)(g)	5.00%	12/31/2057	16,000	16,370,554

Series 2022, RB(c)	6.00%	06/30/2061	18,500	20,487,799

Series 2022, RB (INS - AGM)(c)(g)	5.75%	12/31/2062	10,000	11,021,047

Pennsylvania (Commonwealth of) Turnpike Commission; Series 2013 B-2, RB(f)	6.00%	12/01/2037	7,000	6,286,401

Philadelphia (City of), PA Authority for Industrial Development (Alliance for Progress Charter School, Inc.); Series 2019 A, RB	5.00%	06/15/2049	2,775	2,448,122

Philadelphia (City of), PA Authority for Industrial Development (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.25%	06/15/2043	5,500	5,655,809

Philadelphia (City of), PA Authority for Industrial Development (MaST I Charter School);
Series 2016 A, Ref. RB	5.25%	08/01/2046	2,560	2,590,691

Series 2016 A, Ref. RB	5.38%	08/01/2051	3,950	4,002,678

Philadelphia (City of), PA Authority for Industrial Development (MaST II Charter School); Series 2016 B, RB	5.63%	08/01/2036	30	30,690

Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	18,625	19,983,312

Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2037	4,575	3,964,280

Series 2017, Ref. RB	5.00%	07/01/2049	2,930	2,321,079

				160,416,789

Puerto Rico–9.90%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	24,230	24,231,010

Series 2002, RB	5.63%	05/15/2043	5,415	5,445,731

Series 2005 A, RB(i)	0.00%	05/15/2050	473,480	84,445,347

Series 2008 B, RB(i)	0.00%	05/15/2057	784,260	43,452,317

Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(i)	0.00%	07/01/2024	2,469	2,353,819

Series 2021 A, GO Bonds(i)	0.00%	07/01/2033	9,503	5,582,639

Series 2021 A-1, GO Bonds	4.00%	07/01/2033	12,110	11,141,408

Series 2021 A-1, GO Bonds	4.00%	07/01/2035	13,387	11,992,779

Series 2021 A-1, GO Bonds	4.00%	07/01/2041	24,758	20,737,157

Subseries 2022, RN	0.00%	11/01/2043	38,871	18,998,158

Subseries 2022, RN	0.00%	11/01/2051	62,766	30,363,181

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.13%	07/01/2024	7,162	7,246,360

Series 2020 A, Ref. RB(h)	5.00%	07/01/2035	8,000	8,013,846

Series 2021 B, RB(h)	5.00%	07/01/2037	5,456	5,417,661

Series 2021 B, RB(h)	4.00%	07/01/2042	40,000	34,147,288

Series 2022 A, Ref. RB(h)	5.00%	07/01/2037	10,000	9,929,730

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2003 NN, RB(d)	5.50%	12/01/2049	$ 50	$ 35,125

Series 2004 PP, Ref. RB (INS - NATL)(g)	5.00%	07/01/2023	755	754,868

Series 2007 TT, RB(d)	5.00%	07/01/2023	515	368,225

Series 2007 TT, RB(d)	5.00%	07/01/2026	6,685	4,779,775

Series 2007 TT, RB(d)	5.00%	07/01/2027	2,350	1,686,125

Series 2007 TT, RB(d)	5.00%	07/01/2032	16,805	12,057,587

Series 2007 TT, RB(d)	0.00%	12/01/2049	1,510	1,060,775

Series 2007 TT, RB(d)	5.00%	12/01/2049	80	56,200

Series 2007 UU, Ref. RB (3 mo. USD LIBOR + 0.68%)(d)(p)	4.15%	07/01/2025	4,250	2,996,250

Series 2007 UU, Ref. RB (3 mo. USD LIBOR + 0.70%)(d)(p)	3.89%	07/01/2031	2,050	1,429,875

Series 2007 UU, Ref. RB(d)	1.00%	12/01/2049	6,350	4,349,750

Series 2007 VV, Ref. RB (INS - NATL)(g)	5.25%	07/01/2024	4,560	4,547,977

Series 2007 VV, Ref. RB (INS - NATL)(g)	5.25%	07/01/2030	9,275	9,192,366

Series 2007 VV, Ref. RB (INS - AGM)(g)	5.25%	07/01/2031	20,000	20,064,382

Series 2007 VV, Ref. RB (INS - NATL)(g)	5.25%	07/01/2032	6,275	6,201,838

Series 2008 WW, RB(d)	5.38%	07/01/2023	825	589,875

Series 2008 WW, RB(d)	5.00%	07/01/2028	13,620	9,772,350

Series 2008 WW, RB(d)	5.25%	07/01/2033	2,200	1,578,500

Series 2008 WW, RB(d)	5.50%	07/01/2038	19,685	14,148,594

Series 2010 AAA, RB(d)	5.25%	07/01/2025	840	600,600

Series 2010 AAA, RB(d)	5.25%	07/01/2031	1,350	968,625

Series 2010 AAA, RB(d)	5.25%	12/01/2049	2,355	1,654,388

Series 2010 CCC, RB(d)	5.00%	07/01/2025	325	232,375

Series 2010 CCC, RB(d)	5.25%	07/01/2026	14,455	10,335,325

Series 2010 CCC, RB(d)	5.00%	07/01/2028	960	688,800

Series 2010 CCC, RB(d)	5.25%	07/01/2028	7,600	5,453,000

Series 2010 DDD, Ref. RB(d)	5.00%	07/03/2023	1,150	822,250

Series 2010 EEE, RB(d)	6.05%	07/01/2032	895	608,600

Series 2010 XX, RB(d)	4.63%	07/01/2025	620	439,425

Series 2010 XX, RB(d)	5.25%	07/01/2026	385	275,275

Series 2010 XX, RB(d)	5.25%	07/01/2035	6,799	4,878,282

Series 2010 XX, RB(d)	5.25%	07/01/2040	13,940	10,001,950

Series 2010 YY, RB(d)	6.13%	07/01/2040	1,200	816,000

Series 2010 ZZ, Ref. RB(d)	4.50%	07/01/2023	475	336,063

Series 2010 ZZ, Ref. RB(d)	5.00%	07/01/2024	340	243,100

Series 2010 ZZ, Ref. RB(d)	5.25%	07/01/2024	65	46,475

Series 2010 ZZ, Ref. RB(d)	4.63%	07/01/2025	640	453,600

Series 2010 ZZ, Ref. RB(d)	5.00%	07/01/2026	435	311,025

Series 2010 ZZ, Ref. RB(d)	5.25%	07/01/2026	875	625,625

Series 2010 ZZ, Ref. RB(d)	5.00%	07/01/2028	310	222,425

Series 2010 ZZ, Ref. RB(d)	4.10%	12/01/2049	2,475	1,683,000

Series 2010 ZZ, Ref. RB(d)	5.00%	12/01/2049	10,000	7,025,000

Series 2010 ZZ, Ref. RB(d)	5.00%	12/01/2049	550	386,375

Series 2012 A, RB(d)	4.80%	07/01/2029	2,260	1,604,600

Series 2012 A, RB(d)	5.00%	07/02/2029	3,535	2,536,362

Series 2012 A, RB(d)	5.00%	07/01/2042	25,280	18,138,400

Series 2012 A, RB(d)	5.05%	07/01/2042	3,095	2,220,663

Series 2013 A, RB(d)	7.25%	07/01/2030	2,120	1,542,300

Series 2013 A, RB(d)	7.00%	07/01/2033	6,030	4,386,825

Series 2013 A, RB(d)	6.75%	07/01/2036	15,090	10,959,112

Series 2013 A, RB(d)	7.00%	07/01/2040	2,675	1,946,063

Series 2013 A, RB(d)	7.00%	07/01/2043	20,415	14,851,912

Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2022 A, RB	5.00%	07/01/2062	16,933	16,276,887

Series 2022 B, RB(i)	0.00%	07/01/2032	6,419	4,089,408

Series 2022 C, RB(f)	5.00%	07/01/2053	10,981	6,698,338

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB(c)	6.63%	06/01/2026	$ 19,130	$ 19,428,562

Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(i)	0.00%	07/01/2029	1,927	1,477,174

Series 2018 A-1, RB(i)	0.00%	07/01/2031	2,484	1,723,198

Series 2018 A-1, RB(i)	0.00%	07/01/2033	10,296	6,439,596

Series 2018 A-1, RB	4.55%	07/01/2040	4,089	3,901,757

Series 2018 A-1, RB(i)	0.00%	07/01/2046	83,389	22,535,689

Series 2018 A-1, RB(i)	0.00%	07/01/2051	202,581	40,344,310

Series 2018 A-1, RB	4.75%	07/01/2053	25,479	23,625,556

Series 2018 A-1, RB	5.00%	07/01/2058	45,864	43,935,359

Series 2019 A-2, RB	4.33%	07/01/2040	49,409	45,897,532

Series 2019 A-2, RB	4.54%	07/01/2053	314	281,051

Series 2019 A-2, RB	4.78%	07/01/2058	25,223	23,233,266

				786,350,371

Rhode Island–0.00%
Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/2050	30	29,468

South Carolina–0.12%
South Carolina (State of) Jobs-Economic Development Authority (High Point Academy Project); Series 2018 A, RB(h)	5.75%	06/15/2049	2,000	2,011,995

South Carolina (State of) Jobs-Economic Development Authority (Kiawah Life Plan Village, Inc.); Series 2021, RB(h)	8.75%	07/01/2025	3,000	3,261,177

South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, RB	5.00%	05/01/2043	1,000	806,060

Series 2013, RB	5.13%	05/01/2048	2,000	1,582,298

Series 2017, Ref. RB	5.00%	05/01/2042	250	203,406

South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes); Series 2018 A, Ref. RB	5.00%	04/01/2048	1,085	901,909

South Carolina (State of) Jobs-Economic Development Authority (Virtus Academy); Series 2021 A, RB(h)	5.00%	06/15/2051	1,330	1,071,218

				9,838,063

Tennessee–1.30%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	5.63%	06/01/2035	13,000	11,681,262

Memphis (City of) & Shelby (County of), TN Economic Development Growth Engine Industrial Development Board (Graceland);
Series 2017 A, Ref. RB	5.50%	07/01/2037	250	182,187

Series 2017 A, Ref. RB	5.63%	01/01/2046	750	467,539

Metropolitan Nashville Airport Authority (The); Series 2022 B, RB(c)	5.50%	07/01/2052	1,000	1,078,777

Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Trousdale Foundation Properties);
Series 2018 A, RB (Acquired 08/29/2018; Cost $14,577,280)(e)(h)	6.00%	04/01/2038	14,875	5,206,250

Series 2018 A, RB (Acquired 08/29/2018-09/14/2020; Cost $12,783,828)(e)(h)	6.25%	04/01/2049	19,400	6,790,000

Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center); Series 2017 A, RB	5.00%	07/01/2048	10,465	10,560,303

New Memphis Arena Public Building Authority (City of Memphis);
Series 2021, RB(i)	0.00%	04/01/2036	1,300	740,826

Series 2021, RB(i)	0.00%	04/01/2037	1,475	788,110

Series 2021, RB(i)	0.00%	04/01/2039	1,250	591,200

Series 2021, RB(i)	0.00%	04/01/2040	1,375	616,398

Series 2021, RB(i)	0.00%	04/01/2042	1,300	528,305

Series 2021, RB(i)	0.00%	04/01/2043	1,350	520,904

Shelby (County of), TN Health, Educational & Housing Facilities Board (Kirby Pines); Series 1997 A, RB	6.38%	11/15/2025	1,105	1,085,989

Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB	5.50%	09/01/2047	16,300	13,603,869

Series 2016 A, Ref. RB(h)	5.00%	09/01/2031	750	682,896

Series 2016 A, Ref. RB(h)	5.00%	09/01/2037	1,145	977,114

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Tennessee–(continued)
Tennessee (State of) School Bond Authority; Series 2022, RB (CEP - Colorado Higher Education Intercept Program)(j)	5.00%	11/01/2047	$ 42,835	$ 47,196,413

				103,298,342

Texas–10.16%
Argyle Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2048	10,000	9,742,059

Arlington Higher Education Finance Corp. (Legacy Traditional Schools);
Series 2021, Ref. RB	4.38%	02/15/2051	7,500	5,287,133

Series 2021, Ref. RB	4.50%	02/15/2056	3,000	2,084,267

Series 2022, RB(h)	6.38%	02/15/2052	4,000	3,805,472

Series 2022, RB(h)	6.50%	02/15/2057	6,000	5,724,311

Arlington Higher Education Finance Corp. (Newman International Academy); Series 2021, RB	5.00%	08/15/2051	3,500	2,943,317

Aubrey Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	4,755	4,653,437

Austin (City of), TX; Series 2023, Ref. RB	5.25%	11/15/2053	15,000	16,603,771

Birdville Independent School District; Series 2023, GO Bonds	4.00%	02/15/2048	12,640	12,124,456

Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC);
Series 2019 A, RB(c)(h)	9.00%	03/01/2039	2,245	2,362,297

Series 2019, RB(c)	7.00%	03/01/2039	10,700	9,893,292

Series 2019, RB(c)(h)	9.00%	03/01/2039	3,380	3,556,599

Bridge City Independent School District;
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)(j)	4.13%	02/15/2043	3,440	3,453,565

Series 2022, GO Bonds (CEP - Texas Permanent School Fund)(j)	4.13%	02/15/2045	7,320	7,332,377

Calhoun (County of), TX Navigation Industrial Development Authority (Max Midstream Texas LLC); Series 2021, RN(c)(h)	3.63%	07/01/2026	7,000	6,378,574

Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015, RB	5.75%	08/15/2038	1,000	1,002,562

Series 2015, RB	5.75%	08/15/2045	8,000	7,832,362

Series 2018 D, RB	5.75%	08/15/2033	6,190	6,280,021

Series 2018 D, RB	6.00%	08/15/2038	14,250	14,388,657

Series 2018 D, RB	6.13%	08/15/2048	19,250	19,316,513

Community Independent School District;
Series 2022 B, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2046	4,600	4,456,693

Series 2022 B, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2050	2,000	1,919,934

Cypress-Fairbanks Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)(j)	4.50%	02/15/2047	15,550	16,196,575

Dallas (City of), TX; Series 2023 A, Ref. RB	4.00%	10/01/2052	7,230	7,027,507

Deer Park Independent School District; Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	10/01/2040	2,515	2,812,065

Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	10/01/2041	1,415	1,441,310

Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	10/01/2042	1,795	1,821,260

Del Valle Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	06/15/2047	10,000	9,952,530

El Paso (City of), TX;
Series 2021 B, GO Bonds	4.00%	08/15/2047	1,250	1,199,172

Series 2022, RB(j)	4.00%	03/01/2048	9,950	9,394,918

Forney Independent School District; Series 2022 B, GO Bonds (CEP - Texas Permanent School Fund)(j)	4.00%	08/15/2047	16,625	16,282,495

Goose Creek Consolidated Independent School District; Series 2019 B, GO Bonds (CEP - Texas Permanent School Fund)(j)	4.50%	10/01/2049	10,000	10,198,376

Grand Parkway Transportation Corp.; Series 2013 B, RB(f)	5.85%	10/01/2048	17,000	17,994,245

Greater Texoma Utility Authority (City of Sherman); Series 2023, RB (INS - AGM)(g)	4.25%	10/01/2053	12,565	11,974,878

Guadalupe (County of) & Seguin (City of), TX Hospital Board of Managers;
Series 2015, Ref. RB	5.00%	12/01/2040	5,350	4,998,091

Series 2015, Ref. RB	5.00%	12/01/2045	9,230	8,385,739

Harris (County of), TX; Series 2021, Ref. RB	4.00%	10/01/2036	10	10,293

Harris (County of), TX Toll Road Authority (The); Series 2021, Ref. RB	4.00%	08/15/2045	10,000	9,667,252

Houston (City of), TX Airport System (Continental Airlines, Inc.); Series 2011 A, Ref. RB(c)	6.63%	07/15/2038	16,000	16,048,928

Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(c)	5.00%	07/01/2029	26,355	26,359,380

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)
Houston (City of), TX Airport System (United Airlines, Inc.);
Series 2020 C, Ref. RB(c)	5.00%	07/15/2027	$ 1,325	$ 1,337,049

Series 2021 B-1, RB(c)	4.00%	07/15/2041	13,745	11,999,022

Ingram Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	3,500	3,325,043

Katy Independent School District; Series 2021, GO Bonds (INS - BAM)(g)	3.00%	02/15/2046	5,000	4,080,144

La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015, RB(b)(h)(m)	5.60%	08/15/2024	4,420	4,526,404

Lake Travis Independent School District; Series 2023, Ref. GO Bonds	4.00%	02/15/2048	13,875	13,021,898

Lamar Consolidated Independent School District;
Series 2021, GO Bonds (INS - BAM)(g)	3.00%	02/15/2051	5,000	3,885,760

Series 2023, GO Bonds	4.00%	02/15/2048	25,000	24,017,262

Series 2023, GO Bonds	4.25%	02/15/2053	3,800	3,772,730

Little Elm Independent School District;
Series 2023, GO Bonds	4.00%	08/15/2048	3,865	3,718,567

Series 2023, GO Bonds	4.25%	08/15/2053	12,165	11,948,389

Magnolia Independent School District; Series 2023, GO Bonds	4.00%	08/15/2047	12,000	11,814,811

Midland (City of), TX; Series 2023, GO Bonds	4.00%	03/01/2048	5,245	5,029,211

Montgomery Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	18,000	17,534,241

New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 C, RB(d)	5.00%	07/01/2037	1,610	563,500

New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB	7.50%	11/15/2037	285	219,841

Series 2021 A-2, RB	7.50%	11/15/2036	2,390	1,960,627

Series 2021, RB	2.00%	11/15/2061	7,463	3,048,594

New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	20,395	14,594,990

New Hope Cultural Education Facilities Finance Corp. (Legacy Midtown Park); Series 2018 A, RB	5.50%	07/01/2054	8,750	6,746,172

New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	6,790	5,931,004

New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.38%	11/15/2036	1,365	1,191,975

Series 2016 A, RB	5.50%	11/15/2046	4,475	3,649,621

Series 2016 A, RB	5.50%	11/15/2052	850	674,260

New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2039	3,000	2,540,283

Series 2018, Ref. RB	5.25%	10/01/2049	12,840	10,230,708

Series 2020, RB	5.25%	10/01/2055	1,900	1,472,225

Newark High Education Finance Corp. (A+ Charter Schools, Inc.);
Series 2015 A, RB(h)	5.50%	08/15/2035	845	868,495

Series 2015 A, RB(h)	5.75%	08/15/2045	2,015	2,059,540

Newark High Education Finance Corp. (Hughen Center, Inc.);
Series 2022 A, RB (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	600	648,687

Series 2022 A, RB (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	1,000	1,070,070

Series 2022 A, RB (CEP - Texas Permanent School Fund)	5.00%	08/15/2052	500	531,574

North Texas Tollway Authority; Series 2011 B, RB(b)(i)(m)	0.00%	09/01/2031	15,500	7,474,904

Prosper Independent School District;
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	5,000	4,894,320

Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	10,000	9,741,245

Red River Health Facilities Development Corp. (MRC Crossing);
Series 2014 A, RB(b)(m)	7.50%	11/15/2024	2,350	2,482,163

Series 2014 A, RB(b)(m)	7.75%	11/15/2024	5,100	5,404,725

Series 2014 A, RB(b)(m)	8.00%	11/15/2024	6,000	6,375,168

Sanger Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	7,380	7,161,967

Sanger Industrial Development Corp. (Texas Pellets); Series 2012 B, RB (Acquired 09/04/2012; Cost $37,110,000)(c)(d)(e)(k)	8.00%	07/01/2038	37,110	9,277,500

Sheldon Independent School District;
Series 2023, GO Bonds (INS - BAM)(g)	4.00%	02/15/2048	4,950	4,748,106

Series 2023, GO Bonds (INS - BAM)(g)	4.00%	02/15/2050	10,220	9,695,286

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)
Splendora Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.10%	02/15/2048	$ 3,085	$ 3,010,731

Spring Branch Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)(j)	4.50%	02/01/2047	10,000	10,260,561

Spring Independent School District; Series 2023, GO Bonds	4.00%	08/15/2052	12,500	11,826,637

Tarrant (County of), TX Hospital District; Series 2023, GO Bonds	4.25%	08/15/2053	5,000	4,919,229

Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health); Series 2022, RB(j)	5.00%	11/15/2051	15,000	15,746,078

Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. RB	5.00%	05/15/2045	3,000	2,480,633

Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana);
Series 2017, RB	6.00%	11/15/2027	3,250	3,253,421

Series 2017, RB	6.75%	11/15/2047	13,125	13,093,210

Series 2017, RB	6.75%	11/15/2052	965	952,804

Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB(d)	5.75%	02/15/2025	1,015	558,250

Series 2007, RB (Acquired 07/18/2007; Cost $1,600,000)(d)(e)	5.75%	02/15/2029	1,600	880,000

Series 2009 A, RB (Acquired 12/10/2009-10/01/2020; Cost $12,866,093)(d)(e)	8.00%	02/15/2038	13,350	7,342,500

Series 2017 A, RB(d)	6.38%	02/15/2048	26,895	14,792,250

Series 2017 A, RB(d)	6.38%	02/15/2052	25,055	13,780,250

Series 2017, RB(d)	6.38%	02/15/2041	8,755	4,815,250

Tarrant County Cultural Education Facilities Finance Corp. (Christus Health); Series 2022 A, RB	4.00%	07/01/2053	4,345	3,969,412

Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	1,000	932,109

Series 2020, Ref. RB	6.75%	11/15/2051	4,000	3,601,732

Series 2020, Ref. RB	6.88%	11/15/2055	4,000	3,630,002

Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way); Series 2020, RB	5.75%	12/01/2054	18,637	12,113,954

Tender Option Bond Trust Receipts/Certificates; Series 2023, RB(h)(n)	11.85%	02/01/2050	2,500	3,818,633

Texas (State of) Transportation Commission;
Series 2019, RB(i)	0.00%	08/01/2051	6,000	1,283,177

Series 2019, RB(i)	0.00%	08/01/2053	1,000	188,520

Texas (State of) Water Development Board;
Series 2022, RB(j)	4.80%	10/15/2052	33,000	35,048,743

Series 2022, RB(j)	5.00%	10/15/2057	3,500	3,811,390

Texas City Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2048	10,000	9,787,935

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility);
Series 2013, RB(c)	7.00%	12/31/2038	4,000	4,026,978

Series 2013, RB(c)	6.75%	06/30/2043	17,450	17,550,577

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3C); Series 2019, RB(c)	5.00%	06/30/2058	14,135	13,972,961

Thrall Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	10,000	9,445,860

Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	55	52,313

Waco (City of), TX; Series 2023 A, Ctfs. Of Obligation	4.00%	02/01/2053	8,660	8,036,215

				807,157,079

Utah–0.97%
Auto Mall & Retail Public Infrastructure District; Series 2023 B, GO Bonds(h)	9.75%	03/15/2053	2,065	2,061,454

Black Desert Public Infrastructure District;
Series 2021 A, GO Bonds(h)	4.00%	03/01/2051	8,525	6,401,141

Series 2021 B, GO Bonds(h)	7.38%	09/15/2051	5,500	4,498,983

Downtown East Streetcar Sewer Public Infrastructure District; Series 2022 B, GO Bonds(h)	9.00%	03/15/2053	1,239	1,232,015

Jepson Canyon Public Infrastructure District No. 1;
Series 2022 A, GO Bonds(h)	5.13%	03/01/2051	3,280	2,537,060

Series 2022 B, GO Bonds(h)	8.00%	03/15/2051	579	480,676

Mida Mountain Village Public Infrastructure District;
Series 2020 A, RB(h)	4.50%	08/01/2040	1,205	994,237

Series 2020 A, RB(h)	5.00%	08/01/2050	6,500	5,297,809

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Utah–(continued)
Red Bridge Public Infrastructure District No. 1;
Series 2021 A, GO Bonds(h)	3.63%	02/01/2035	$ 600	$ 485,015

Series 2021 A, GO Bonds(h)	4.13%	02/01/2041	500	388,186

Series 2021 A, GO Bonds(h)	4.38%	02/01/2051	1,100	820,778

Series 2021 B, GO Bonds(h)	7.38%	08/15/2051	600	484,114

Salt Lake City (City of), UT;
Series 2018 A, RB(c)(j)	5.00%	07/01/2043	14,750	15,134,782

Series 2018 A, RB(c)(j)	5.00%	07/01/2048	11,250	11,471,411

Salt Lake City (City of), UT (Salt Lake City International Airport); Series 2021 A, RB(c)(j)(l)	5.00%	07/01/2051	11,675	12,048,599

Utah (State of) Charter School Finance Authority (Ascent Academies of Utah); Series 2022, RB(h)	5.00%	06/15/2052	9,640	7,762,364

Utah (State of) Charter School Finance Authority (Leadership Learning Academy); Series 2019 A, RB(h)	5.00%	06/15/2050	2,000	1,753,332

Utah (State of) Charter School Finance Authority (Navigator Pointe Academy); Series 2010 A, RB	5.38%	07/15/2030	925	926,037

Utah (State of) Charter School Finance Authority (Renaissance Academy); Series 2020, Ref. RB(h)	5.00%	06/15/2055	2,080	1,880,814

				76,658,807

Virginia–0.67%
Ballston Quarter Community Development Authority;
Series 2016 A, RB	5.38%	03/01/2036	1,545	1,169,381

Series 2016 A, RB	5.50%	03/01/2046	9,590	6,522,339

Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge); Series 2019 A, RB	5.00%	01/01/2049	7,265	5,631,203

Roanoke (City of), VA Economic Development Authority (Richfield Living);
Series 2020, RB(d)	5.00%	09/01/2040	1,645	1,104,015

Series 2020, RB (Acquired 01/23/2020; Cost $1,210,000)(d)(e)	5.13%	09/01/2055	1,210	751,479

Tobacco Settlement Financing Corp.;
Series 2007 B-1, RB	5.00%	06/01/2047	21,035	19,563,436

Series 2007 B-2, RB	5.20%	06/01/2046	3,000	2,929,228

Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(c)	4.00%	01/01/2040	500	457,593

Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(c)	5.00%	12/31/2052	2,150	2,130,229

Series 2017, RB(c)	5.00%	12/31/2056	11,235	11,054,829

Virginia Beach Development Authority (Westminster-Canterbury); Series 2018, Ref. RB	5.00%	09/01/2044	1,960	1,760,882

				53,074,614

Washington–1.46%
Central Puget Sound Regional Transit Authority (Green Bonds); Series 2021 S-1, Ref. RB(j)	4.00%	11/01/2046	16,255	15,738,987

King (County of), WA Public Hospital District No. 4;
Series 2015 A, RB	5.75%	12/01/2030	3,000	3,059,281

Series 2015 A, RB	6.00%	12/01/2035	2,685	2,749,866

Series 2015 A, RB	6.25%	12/01/2045	6,465	6,614,712

Port of Seattle Industrial Development Corp. (Delta Airlines); Series 2012, Ref. RB(c)	5.00%	04/01/2030	19,500	19,506,663

Washington (State of) Convention Center Public Facilities District; Series 2018, RB(j)(l)	5.00%	07/01/2058	29,500	29,657,934

Washington (State of) Economic Development Finance Authority (Green Bonds); Series 2020 A, RB(c)(h)	5.63%	12/01/2040	9,000	8,732,148

Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(h)	5.00%	07/01/2036	1,460	1,267,766

Series 2016 A, Ref. RB(h)	5.00%	07/01/2046	1,700	1,308,641

Series 2016 A, Ref. RB(h)	5.00%	07/01/2051	9,650	7,206,912

Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB(b)(h)(m)	7.00%	07/01/2025	2,150	2,288,039

Series 2015 A, RB(b)(h)(m)	7.00%	07/01/2025	1,500	1,596,306

Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.);
Series 2016 A, Ref. RB(h)	5.00%	01/01/2031	1,500	1,339,568

Series 2016 A, Ref. RB(h)	5.00%	01/01/2046	8,700	6,524,621

Washington (State of) Housing Finance Commission (Presbyterian Retirement Communities Northwest); Series 2016 A, Ref. RB(h)	5.00%	01/01/2051	8,165	5,910,488

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–(continued)
Washington (State of) Housing Finance Commission (Spokane International Academy); Series 2021 A, RB(h)	5.00%	07/01/2056	$ 2,260	$ 2,060,209

				115,562,141

West Virginia–1.22%
Harrison (County of), WV Commission (Charles Pointe No. 2);
Series 2008 A, Ref. RB	7.00%	06/01/2035	3,340	3,342,146

Series 2013, Ref. RB(d)(h)	7.00%	06/01/2035	1,000	500,000

Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District);
Series 2019 A, RB(h)	5.75%	06/01/2042	14,980	10,889,347

Series 2019 B, Ref. RB(h)	7.50%	06/01/2042	5,285	4,109,332

Kanawha (County of), WV (The West Virginia State University Foundation); Series 2013, RB(b)(h)(m)	6.75%	07/01/2023	5,650	5,663,758

Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District);
Series 2017 A, Ref. RB(h)	5.75%	06/01/2043	6,000	6,122,008

Series 2020, Ref. RB(h)	7.50%	06/01/2043	13,205	14,277,661

Series 2021 A, Ref. RB(h)	4.13%	06/01/2043	2,845	2,499,777

West Virginia (State of) Economic Development Authority (Empire Green Gerenation LLC); Series 2023, RB(c)(h)	9.50%	05/01/2043	20,000	19,943,766

West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(c)(h)	7.25%	02/01/2036	10,965	7,675,500

Series 2018, RB(c)(h)	8.75%	02/01/2036	4,500	3,600,000

West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2023, RB	4.38%	06/01/2053	19,000	18,371,670

				96,994,965

Wisconsin–4.36%
Wisconsin (State of) Center District;
Series 2020 C, RB (INS - AGM)(g)(i)	0.00%	12/15/2055	24,900	4,854,335

Series 2020 D, RB (INS - AGM)(g)(i)	0.00%	12/15/2055	22,555	4,397,169

Series 2020 D, RB (INS - AGM)(g)(i)	0.00%	12/15/2060	57,015	8,488,906

Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group);
Series 2017, Ref. RB	5.00%	08/01/2037	5,820	4,676,348

Series 2017, Ref. RB	5.00%	08/01/2039	2,355	1,838,132

Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2039	2,950	2,517,929

Series 2019, Ref. RB	5.00%	11/01/2046	550	440,954

Series 2019, Ref. RB	5.00%	11/01/2054	9,500	7,282,537

Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.75%	05/01/2039	4,260	4,048,957

Wisconsin (State of) Public Finance Authority; Series 2019, Ref. RB(h)	5.00%	09/01/2054	1,360	1,003,066

Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center);
Series 2017 A, RB(h)	6.25%	10/01/2031	3,475	2,085,000

Series 2017 A, RB(h)	6.85%	10/01/2047	25,735	15,441,000

Series 2017 A, RB(h)	7.00%	10/01/2047	1,250	750,000

Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(d)(h)	6.25%	08/01/2027	1,550	1,183,813

Series 2017, RB(d)(h)	6.75%	08/01/2031	15,590	10,133,500

Series 2017, RB(h)	6.50%	12/01/2037	25,000	21,498,530

Series 2017, RB(h)	6.75%	12/01/2042	12,270	10,563,674

Series 2017, RB(h)	7.00%	12/01/2050	8,900	7,663,436

Wisconsin (State of) Public Finance Authority (Ascend Leadership Academy);
Series 2021 A, RB(h)	5.00%	06/15/2051	2,000	1,572,462

Series 2021 A, RB(h)	5.00%	06/15/2056	1,400	1,071,542

Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth); Series 2016 A, RB(h)	5.13%	06/01/2048	10,500	9,183,275

Wisconsin (State of) Public Finance Authority (Coral Academy of Science Reno); Series 2019, Ref. RB(h)	5.00%	06/01/2050	1,250	1,072,032

Wisconsin (State of) Public Finance Authority (Cross Creek Public Improvement District); Series 2019, RB(h)	5.75%	10/01/2053	4,880	4,897,514

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center);
Series 2017 A, RB (Acquired 04/03/2017; Cost $1,440,000)(d)(e)(h)	5.75%	11/01/2024	$ 1,440	$ 864,000

Series 2017 A, RB(d)(h)	6.25%	11/01/2028	2,525	1,515,000

Series 2017 A, RB (Acquired 04/03/2017-01/13/2021; Cost $34,468,320)(d)(e)(h)	6.85%	11/01/2046	34,350	20,610,000

Series 2017 B, RB(d)(h)	8.50%	11/01/2046	8,000	3,200,000

Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2018 A, RB(h)	6.13%	02/01/2048	5,535	4,812,381

Series 2020 A, RB(h)	6.13%	02/01/2050	3,305	2,861,613

Series 2022 A, RB(h)	6.13%	02/01/2050	3,580	3,099,720

Wisconsin (State of) Public Finance Authority (Goodwill Industries of Southern Nevada, Inc.);
Series 2019 A, RB	5.50%	12/01/2038	4,117	3,734,370

Series 2019 A, RB	5.75%	12/01/2048	6,863	5,989,397

Wisconsin (State of) Public Finance Authority (Grand Hyatt San Antonio);
Series 2022 B, RB(h)	5.63%	02/01/2046	3,500	3,416,775

Series 2022 B, RB(h)	6.00%	02/01/2062	6,500	6,490,775

Wisconsin (State of) Public Finance Authority (Kipp Charlotte, Inc.); Series 2020 A, RB(h)	5.00%	10/15/2055	350	302,023

Wisconsin (State of) Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(h)	5.25%	06/15/2049	5,775	5,387,458

Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center);
Series 2018 A-1, RB(h)	6.25%	01/01/2038	11,000	6,765,000

Series 2018 A-1, RB(h)	6.38%	01/01/2048	16,520	10,159,800

Wisconsin (State of) Public Finance Authority (Mary’s Woods at Marylhurst);
Series 2017 A, Ref. RB(h)	5.25%	05/15/2037	1,000	938,744

Series 2017 A, Ref. RB(h)	5.25%	05/15/2047	2,240	1,953,578

Series 2017 A, Ref. RB(h)	5.25%	05/15/2052	3,300	2,825,652

Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities);
Series 2017 A, RB(c)	7.25%	06/01/2035	10,940	10,430,378

Series 2017, Ref. RB(c)(h)	7.13%	06/01/2041	15,010	13,429,854

Wisconsin (State of) Public Finance Authority (Minnesota College of Osteopathic Medicine); Series 2019 A-1, RB(d)(h)	5.50%	12/01/2048	76	23,584

Wisconsin (State of) Public Finance Authority (New Plan Learning, Inc.);
Series 2021 A, Ref. RB	3.75%	07/01/2031	3,755	3,241,857

Series 2021 A, Ref. RB	5.00%	07/01/2041	7,415	6,361,547

Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	17,025	17,293,023

Series 2018 A, RB	5.35%	12/01/2045	24,750	24,595,033

Wisconsin (State of) Public Finance Authority (Proton International);
Series 2021 A, RB(h)	6.50%	01/01/2041	10,000	7,946,528

Series 2021 A, RB(h)	6.85%	01/01/2051	11,110	8,326,264

Wisconsin (State of) Public Finance Authority (Rose Villa); Series 2014 A, RB(b)(h)(m)	6.00%	11/15/2024	2,500	2,577,537

Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.88%	04/01/2045	6,400	6,481,773

Wisconsin (State of) Public Finance Authority (Searstone CCRC); Series 2021 A, Ref. RB(h)	4.00%	06/01/2036	1,000	845,411

Wisconsin (State of) Public Finance Authority (Southminster);
Series 2018, RB(h)	5.00%	10/01/2043	500	428,060

Series 2018, RB(h)	5.00%	10/01/2053	9,600	7,723,453

Wisconsin (State of) Public Finance Authority (Uwharrie Charter Academy); Series 2022 A, RB(h)	5.00%	06/15/2052	1,000	868,172

Wisconsin (State of) Public Finance Authority (Wakemed Hospital); Series 2019 A, Ref. RB	4.00%	10/01/2049	1,250	1,143,320

Wisconsin (State of) Public Finance Authority (WFCS Portfolio); Series 2021 A-1, RB(h)	5.00%	01/01/2056	1,150	848,805

Wisconsin (State of) Public Finance Authority (WhiteStone);
Series 2017, Ref. RB(h)	5.00%	03/01/2052	2,300	1,891,864

Series 2020, RB(h)	5.25%	03/01/2055	5,000	4,228,560

Wisconsin (State of) Public Finance Authority (Wittenberg University);
Series 2016, RB(h)	5.00%	12/01/2031	7,330	6,838,316

Series 2016, RB(h)	5.25%	12/01/2039	10,685	9,104,730

				346,218,466

Total Municipal Obligations (Cost $9,409,519,141)				8,906,096,142

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Dollar Denominated Bonds & Notes–0.09%
West Virginia–0.09%
Empire South Terminal of West Virginia LLC (Cost $6,850,000)(h)	14.00%	11/01/2023	$ 6,850	$ 7,029,812

TOTAL INVESTMENTS IN SECURITIES(q)–112.24% (Cost $9,416,369,141)				8,913,125,954

FLOATING RATE NOTE OBLIGATIONS–(13.56)%
Notes with interest and fee rates ranging from 3.45% to 4.23% at 05/31/2023 and contractual maturities of collateral ranging from 10/01/2029 to 11/01/2059(r)				(1,077,160,000)

BORROWINGS–(0.86)%				(68,600,000)

OTHER ASSETS LESS LIABILITIES–2.18%				173,721,554

NET ASSETS–100.00%				$ 7,941,087,508

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LIBOR	– London Interbank Offered Rate
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
USD	– U.S. Dollar
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Security subject to the alternative minimum tax.
(d)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2023 was $305,489,586, which represented 3.85% of the Fund’s Net Assets.

(e)	Restricted security. The aggregate value of these securities at May 31, 2023 was $160,886,303, which represented 2.03% of the Fund’s Net Assets.
(f)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(g)	Principal and/or interest payments are secured by the bond insurance company listed.
(h)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2023 was $1,560,386,792, which represented 19.65% of the Fund’s Net Assets.

(i)	Zero coupon bond issued at a discount.
(j)	Underlying security related to TOB Trusts entered into by the Fund.
(k)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(l)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $414,180,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(m)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(n)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2023.

(o)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(p)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2023.
(q)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(r)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2023. At May 31, 2023, the Fund’s investments with a value of $1,516,117,060 are held by TOB Trusts and serve as collateral for the $1,077,160,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security.
These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of May 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$8,878,057,535	$28,038,607	$8,906,096,142

U.S. Dollar Denominated Bonds & Notes	–	7,029,812	–	7,029,812

Total Investments in Securities	–	8,885,087,347	28,038,607	8,913,125,954

Other Investments – Assets

Investments Matured	–	58,167,632	1,001,594	59,169,226

Total Investments	$–	$8,943,254,979	$29,040,201	$8,972,295,180

Invesco High Yield Municipal Fund